As filed with the Securities and Exchange Commission on January 29, 2007


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00582

                          NEUBERGER BERMAN EQUITY FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

       Peter E. Sundman, Chairman of the Board and Chief Executive Officer
                          Neuberger Berman Equity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: August 31, 2007

Date of reporting period: November 30, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

                                                                         NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS All Cap Growth Fund
-------------------------------------------
NUMBER OF SHARES                              MARKET VALUE(+)       NUMBER OF SHARES                              MARKET VALUE(+)
                                             ($000'S OMITTED)                                                    ($000'S OMITTED)
COMMON STOCKS (97.9%)                                                       1,100   GameStop Corp. Class A                  62(*)
                                                                                                                    ----------
AEROSPACE (2.7%)                                                                                                           347
        2,000   Precision Castparts                    151          SEMICONDUCTORS (1.5%)
                                                                            2,000   Diodes Inc.                             83(*)
BIOTECHNOLOGY (8.2%)
        4,600   Celgene Corp.                          256(*)       SOFTWARE (5.9%)
        3,200   Gilead Sciences                        211(*)               2,000   Advent Software                         73(*)
                                                ----------                 13,800   Oracle Corp.                           263(*)
                                                       467                                                          ----------
BUSINESS SERVICES (6.1%)                                                                                                   336
        2,000   Alliance Data Systems                  129(*)       TECHNOLOGY (6.7%)
        1,100   Corporate Executive Board              104                  1,400   Cognizant Technology Solutions         114(*)
        3,000   PeopleSupport Inc.                      67(*)               7,000   Electronic Data Systems                190
        1,000   Trimble Navigation                      48(*)               2,000   Network Appliance                       78(*)
                                                ----------                                                          ----------
                                                       348                                                                 382
CONSUMER PRODUCTS & SERVICES (4.5%)                                 TELECOMMUNICATIONS (11.8%)
        9,000   Newell Rubbermaid                      256                  4,500   ALLTEL Corp.                           255
                                                                            4,200   Leap Wireless International            238(*)
EDUCATION (1.8%)                                                            1,900   NII Holdings                           124(*)
        2,000   Laureate Education                     104(*)               2,000   SBA Communications                      57(*)
                                                                                                                    ----------
ENTERTAINMENT (2.0%)                                                                                                       674
        1,700   Station Casinos                        116          TOTAL COMMON STOCKS
                                                                    (COST $5,072)                                        5,577
FINANCIAL SERVICES (8.3%)                                                                                           ----------
          400   Chicago Mercantile Exchange            214          SHORT-TERM INVESTMENTS (2.6%)
        3,100   Nuveen Investments                     154                145,518   Neuberger Berman Prime Money
        2,700   Paychex, Inc.                          106                            Fund Trust Class (COST $146)         146(#)(@)
                                                ----------                                                          ----------
                                                       474
FOOD & BEVERAGE (2.0%)                                              TOTAL INVESTMENTS (100.5%)
        2,600   Dean Foods                             111(*)       (COST $5,218)                                        5,723(##)
                                                                    Liabilities, less cash, receivables and
FOOD PRODUCTS (3.8%)                                                  other assets [(0.5%)]                               (28)
        6,000   Corn Products International            218                                                          ----------

HEALTH CARE (5.2%)                                                  TOTAL NET ASSETS (100.0%)                      $     5,695
        2,500   Allscripts Healthcare                                                                               ----------
                  Solutions                             70(*)
        3,000  WellPoint Inc.                          227(*)
                                                ----------
                                                       297
INDUSTRIAL (3.8%)
        2,800   Fastenal Co.                           101
        1,800   Rockwell Automation                    117
                                                ----------
                                                       218
INTERNET (3.4%)
          400   Google Inc. Class A                    194(*)

LODGING (1.1%)
        1,500   Orient-Express Hotel                    64

MACHINERY & EQUIPMENT (5.2%)
        3,100   Deere & Co.                            297

OIL & GAS (4.2%)
        4,300   Valero Energy                          237

PHARMACEUTICAL (3.6%)
        3,500   AstraZeneca PLC ADR                    203

RETAIL (6.1%)
        6,600   Coach, Inc.                            285(*)




See Notes to Schedule of Investments

                                                                         NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Century Fund
------------------------------------
NUMBER OF SHARES                                  MARKET VALUE(+)     NUMBER OF SHARES                            MARKET VALUE(+)
                                                ($000'S OMITTED)                                                 ($000'S OMITTED)
COMMON STOCKS (99.7%)                                                 FOOD & BEVERAGE (4.4%)
                                                                             3,900  Cadbury Schweppes ADR                    162
ADVERTISING (0.5%)                                                           3,200  Coca-Cola                                150
         900  Lamar Advertising                         54(*)                2,600  PepsiCo, Inc.                            161
                                                                                                                    -------------
BIOTECHNOLOGY (5.7%)                                                                                                         473
       2,100  Amgen Inc.                               149(*)
       1,900  Celgene Corp.                            106(*)         HARDWARE (1.1%)
       2,000  Genentech, Inc.                          164(*)                1,300  IBM                                      119
       2,900  Gilead Sciences                          191(*)
                                              -------------           HEALTH PRODUCTS & SERVICES (5.3%)
                                                       610                   2,800  Baxter International                     125
                                                                             3,600  DENTSPLY International                   115
BUSINESS SERVICES - IT BUSINESS SERVICES (2.4%)                              4,500  IMS Health                               124
       1,800  Accenture Ltd.                            61                   2,600  WellPoint Inc.                           197(*)
       2,200  Automatic Data Processing                106                                                          -------------
       3,500  First Data                                88                                                                   561
                                              -------------
                                                       255            INDUSTRIAL (4.7%)
                                                                             2,700  Fastenal Co.                              97
COAL (0.9%)                                                                  1,600  Fluor Corp.                              139
       2,200  Peabody Energy                           101                   1,700  Rockwell Automation                      111
                                                                             2,100  W.W. Grainger                            152
COMMUNICATIONS (1.1%)                                                                                               -------------
       5,300  Motorola, Inc.                           117                                                                   499

COMMUNICATIONS EQUIPMENT (2.3%)                                       INSURANCE (0.9%)
       9,025  Cisco Systems                            243(*)                1,600  RenaissanceRe Holdings                    94

COMPUTER RELATED (1.9%)                                               INTERNET (1.4%)
       1,600  Apple Computer                           147(*)                  300  Google Inc. Class A                      145(*)
       1,400  Network Appliance                         55(*)
                                              -------------           LEISURE (1.5%)
                                                       202                   3,500  Marriott International                   158

CONSUMER PRODUCTS & SERVICES (1.9%)                                   MACHINERY & EQUIPMENT (2.8%)
       7,200  Newell Rubbermaid                        205                   1,400  Caterpillar Inc.                          87
                                                                             2,200  Deere & Co.                              211
CONSUMER STAPLES (1.8%)                                                                                             -------------
       3,000  Procter & Gamble                         188                                                                   298

DEFENSE & AEROSPACE (2.6%)                                            MANUFACTURING (2.7%)
       2,500  Boeing Co.                               222                   8,100  General Electric                         286
         600  Lockheed Martin                           54
                                              -------------           MEDIA & ENTERTAINMENT (1.7%)
                                                       276                   4,500  Comcast Corp. Class A                    182(*)

DIVERSIFIED (1.8%)                                                    MINING (1.4%)
       4,500  Honeywell International                  193                   2,300  Freeport-McMoRan Copper & Gold           145

ELECTRONICS (2.0%)                                                    OIL & GAS (6.2%)
       2,500  Emerson Electric                         217                   2,300  Canadian Natural Resources               125
                                                                               700  EOG Resources                             49
ENTERTAINMENT (1.8%)                                                         2,300  Exxon Mobil                              177
       2,200  Station Casinos                          150(E)                1,100  GlobalSantaFe Corp.                       66
       1,400  Walt Disney                               46                   2,200  Valero Energy                            121
                                              -------------                  4,400  Williams Cos                             122
                                                       196                                                          -------------
                                                                                                                             660
FINANCIAL SERVICES (7.8%)
       3,100  American Express                         182            OIL SERVICES (1.2%)
       7,300  Charles Schwab                           134                   1,800  Schlumberger Ltd.                        123
       2,500  Citigroup Inc.                           124
       1,000  Goldman Sachs Group                      195            PHARMACEUTICAL (6.1%)
       2,100  Mellon Financial                          85                   1,700  AstraZeneca PLC ADR                       98
       3,400  U.S. Bancorp                             114                   4,254  Johnson & Johnson                        280
                                              -------------                  5,900  Schering-Plough                          130
                                                       834




See Notes to Schedule of Investments

                                                                       NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Century Fund  cont'd
--------------------------------------------
NUMBER OF SHARES                                  MARKET VALUE(+)     NUMBER OF SHARES                            MARKET VALUE(+)
                                                ($000'S OMITTED)                                                 ($000'S OMITTED)
       3,000  Wyeth                                    145                 154,001  Neuberger Berman Securities
                                              -------------                          Lending Quality Fund, LLC               154(++)
                                                       653                                                          -------------
RETAIL (4.2%)                                                         TOTAL SHORT-TERM INVESTMENTS
       2,100  Kohl's Corp.                             146(*)         (COST $154)                                            154(#)
       5,250  Staples, Inc.                            134                                                          -------------
       4,200  Walgreen Co.                             170
                                              -------------           TOTAL INVESTMENTS (101.1%)
                                                       450            (COST $9,113)                                       10,804(##)
SEMICONDUCTORS (4.3%)                                                 Liabilities, less cash, receivables and
      11,000  Intel Corp.                              235              other assets [(1.1%)]                              (119)
       1,300  KLA-Tencor                                67                                                          -------------
       5,300  Texas Instruments                        157
                                              -------------           TOTAL NET ASSETS (100.0%)                     $     10,685
                                                       459                                                          -------------
SOFTWARE (8.3%)
       2,400  Adobe Systems                             96(*)
       1,900  Autodesk, Inc.                            78(*)
       1,500  Electronic Arts                           84(*)
      12,300  Microsoft Corp.                          361
      14,300  Oracle Corp.                             272(*)
                                              -------------
                                                       891
TECHNOLOGY (2.4%)
         900  Cognizant Technology Solutions            74(*)
       3,400  Corning Inc.                              73(*)
       4,200  Electronic Data Systems                  114
                                              -------------
                                                       261
TELECOMMUNICATIONS (3.1%)
       3,400  ALLTEL Corp.                             193
       3,900  QUALCOMM Inc.                            143
                                              -------------
                                                       336
TOBACCO (1.1%)
       1,400  Altria Group                             118

UTILITIES (0.4%)
       1,500  Molex Inc.                                48

TOTAL COMMON STOCKS
(COST $8,959)                                       10,650
                                              -------------
SHORT-TERM INVESTMENTS (1.4%)
           1  Neuberger Berman Prime Money
               Fund Trust Class                         --(@)




See Notes to Schedule of Investments


                                                                                      NEUBERGER BERMAN NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Equity Income Fund
------------------------------------------
NUMBER OF SHARES                               MARKET VALUE(+)    NUMBER OF SHARES                                MARKET VALUE(+)
                                              ($000'S OMITTED)                                                   ($000'S OMITTED)
COMMON STOCKS (64.5%)                                             REAL ESTATE (15.4%)
                                                                     3,800  Annaly Mortgage Management                 53
BANKING (1.0%)                                                       2,000  Colonial Properties Trust                  98
   1,000  Bank of America                            54              5,000  Crescent Real Estate Equities             107
                                                                     1,300  Duke Realty                                57
BANKING & FINANCIAL (1.0%)                                           2,000  Equity Residential                        107
     800   Lincoln National                          51                950  Mack-Cali Realty                           52
                                                                     2,600  Potlatch Corp.                            108
BUSINESS SERVICES (1.3%)                                             1,300  Rayonier Inc.                              54
   1,000  Coinmach Service Class A                   10              1,900  Realty Income Corp.                        52
   2,200  First Data                                 56              1,600  United Dominion Realty Trust               54
                                                  -----              1,100  Weingarten Realty Investors                52
                                                     66                                                             -----
COAL (1.9%)                                                                                                           794
   4,600  Fording Canadian Coal Trust                99
                                                                  SELF STORAGE (1.1%)
ENERGY (6.8%)                                                        2,500  U-Store-It Trust                           55
   6,400  Cathedral Energy Services
           Income Trust                              49           SOFTWARE (1.0%)
   3,000  CCS Income Trust                           93              1,800  Microsoft Corp.                            53
   1,100  Enbridge Energy Management                 54*
   2,300  Enerplus Resources Fund                   106           TELECOMMUNICATIONS (0.9%)
   2,700  Mullen Group Income Fund                   45              2,500  Iowa Telecommunications Services           46
                                                  -----
                                                    347           UTILITIES (13.5%)
                                                                     1,400  California Water Service Group             57
FINANCE (4.3%)                                                         600  Dominion Resources                         48
   4,800  Apollo Investment                         108              1,600  Duke Energy                                51
   2,100  Tortoise Energy Capital                    56                900  Exelon Corp.                               55
   1,600  Tortoise Energy Infrastructure             58                950  FPL Group                                  51
                                                  -----                800  National Grid ADR                          54
                                                    222              1,300  ONEOK, Inc.                                56
                                                                     3,600  PNM Resources                             110
FINANCIAL SERVICES (2.2%)                                            1,000  Sempra Energy                              54
   3,900  Aeroplan Income Fund                       58              1,400  Southern Co.                               51
     750  American International Group               53                900  TXU Corp.                                  52
                                                  -----              2,400  Xcel Energy                                55
                                                    111                                                              -----
                                                                                                                      694
FOOD & BEVERAGE (1.0%)
   1,100   Anheuser-Busch                            52           TOTAL COMMON STOCKS                               3,321
                                                                  (COST $3,188)                                     -----
HEALTH CARE (2.0%)
   1,800  Novartis AG ADR                           105
                                                                  CONVERTIBLE PREFERRED STOCKS (0.9%)
HOUSEHOLD & PERSONAL PRODUCTS (1.0%)                                 1,000  New York Community Capital
     750  Kimberly-Clark                             50                      Trust V(COST $46)                         46
                                                                                                                    -----
INDUSTRIAL (3.2%)
   3,000  General Electric                          106           PRINCIPAL AMOUNT
     900  ProLogis                                   59           CONVERTIBLE BONDS (9.5%)
                                                  -----             50,000  American Tower Corp., Notes,
                                                    165                      5.00%, due 2/15/10, Moody's
                                                                             Rating Ba3, S&P Rating BB-                50
INSURANCE (2.0%)
   3,600  Arthur J. Gallagher                       105            100,000  Edwards Lifesciences Corp.,
                                                                             Debentures, 3.88%, due 5/15/33           101(^^)
OIL & GAS (3.9%)
   3,700  Canadian Oil Sands Trust                   97            100,000  Invitrogen Corp., Senior
   1,900  Hugoton Royalty Trust                      53                      Unsecured Notes, 3.25%, due
   1,500  Sasol Limited ADR                          53                      6/15/25                                   93(^^)
                                                  -----
                                                    203

PHARMACEUTICAL (1.0%)
     750  Johnson & Johnson                          49



See Notes to Schedule of Investments

                                  NEUBERGER BERMAN NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Equity Income Fund cont'd)
-------------------------------------------------

PRINCIPAL AMOUNT                               MARKET VALUE(+)
                                              ($000'S OMITTED)

  50,000  Level 3 Communications, Inc.,
           Subordinated Notes, 6.00%, due
           3/15/10, Moody's Rating Caa3,
            S&P Rating CCC-                          45

 100,000  Prudential Financial, Inc., Senior
           Unsecured Floating Rate Notes,
           2.61%, due 2/15/07, S&P Rating           100(u)
            A
 100,000  US Bancorp, Floating Rate
           Debentures, 3.70%, due 2/21/07,
           Moody's Rating Aa2, S&P Rating           101(u)
            AA-
                                                  -----
TOTAL CONVERTIBLE BONDS
(COST $491)                                         490
                                                  -----

U.S. GOVERNMENT AGENCY SECURITIES (9.7%)
 500,000  Freddie Mac, Discount Notes,
           5.16%, due 12/5/06 (COST $500)           500(#)
                                                  -----

NUMBER OF SHARES

SHORT-TERM INVESTMENTS (15.1%)
 774,424  Neuberger Berman Prime Money
           Fund Trust Class (COST $774)             774(#)(@)
                                                  -----

TOTAL INVESTMENTS (99.7%)                         5,131(##)
(COST $4,999)
Cash, receivables and other assets, less
 liabilities (0.3%)                                  17

                                                  -----
TOTAL NET ASSETS (100.0%)                        $5,148
                                                  -----



See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Fasciano Fund
-------------------------------------
NUMBER OF SHARES                           MARKET VALUE(+)      NUMBER OF SHARES                             MARKET VALUE(+)
                                          ($000's omitted)                                                  ($000's omitted)
COMMON STOCKS (98.2%)

BANKING (1.0%)                                                  HEALTH PRODUCTS & SERVICES (11.5%)
     264,100  Texas Capital Bancshares         5,150(*)              172,300  Computer Programs and Systems    6,203
                                                                     112,800  Healthcare Services Group        2,820
BANKING & FINANCIAL (4.6%)                                           165,300  Healthspring, Inc.               3,192(*)
     179,486  Boston Private Financial                                97,700  Hibbett Sporting Goods           3,079(*)
              Holdings                         4,873                 100,800  ICU Medical                      4,073(*)(E)
     312,200  Wilshire Bancorp                 5,966(E)              441,300  K-V Pharmaceutical              10,724(*)(E)
     259,932  Wintrust Financial              12,378                 105,200  LCA-Vision                       3,703(E)
                                             --------                112,400  MWI Veterinary Supply            3,859(*)
                                              23,217                  81,000  Owens & Minor                    2,513
BASIC MATERIALS (1.2%)                                               315,100  STERIS Corp.                     8,111
     216,500  AMCOL International              6,010(E)              269,636  Young Innovations                9,626
                                                                                                             --------
BIOTECHNOLOGY (1.4%)                                                                                          57,903
     127,500  Techne Corp.                     6,856(*)

BUILDING, CONSTRUCTION & FURNISHING (1.2%)
     252,300  Interline Brands                 6,136(*)
                                                                INDUSTRIAL & COMMERCIAL PRODUCTS (4.7%)
                                                                     190,500  Actuant Corp.                   10,298
BUSINESS SERVICES (8.6%)                                             117,700  Griffon Corp.                    2,806(*)
      48,926  Advisory Board                   2,714(*)              106,000  Middleby Corp.                  10,759(*)(E)
     322,300  Korn/Ferry International         7,513(*)                                                      --------
     368,000  Navigant Consulting              7,010(*)                                                       23,863
     144,620  Ritchie Bros. Auctioneers        7,821            INSURANCE (2.9%)
     491,735  Rollins, Inc.                   10,774(E)              268,900  American Equity Investment
     170,100  Watson Wyatt Worldwide Class A   7,893(E)                       Life Holding                     3,495(E)
                                             --------                362,000  Amerisafe Inc.                   4,945(*)
                                              43,725                 149,200  Hilb, Rogal and Hamilton         6,207
CHEMICALS (1.5%)                                                                                             --------
     305,100  Rockwood Holdings                7,722(*)                                                       14,647
                                                                INTERNET (2.3%)
CONSUMER DISCRETIONARY (1.0%)                                        408,200  j2 Global Communications        11,401(*)(E)
     117,138  RC2 Corp.                        5,022(*)

CONSUMER PRODUCTS & SERVICES (2.8%)                             MACHINERY & EQUIPMENT (6.9%)
     172,000  Central Garden & Pet             8,978(*)(E)           304,950  Bucyrus International           13,021(E)
     156,704  Tootsie Roll Industries          5,085(E)              137,300  H&E Equipment Services           3,325(*)
                                             --------                258,200  IDEX Corp.                      12,381
                                              14,063                 118,100  Regal-Beloit                     6,039(E)
DEFENSE (1.3%)                                                                                               --------
     290,700  ARGON ST                         6,590(*)(E)                                                    34,766

DISTRIBUTOR (3.9%)                                              MANUFACTURING (1.1%)
     231,400  Houston Wire & Cable             5,218(*)(E)           192,400  Drew Industries                  5,337(*)(E)
     156,400  MSC Industrial Direct            6,085
     278,867  ScanSource, Inc.                 8,511(*)(E)      MATERIALS (0.6%)
                                             --------                 96,700  Spartech Corp.                   2,893(E)
                                              19,814
                                                                METALS (1.0%)
                                                                     179,600  RBC Bearings                     5,219(*)

ELECTRICAL & ELECTRONICS (0.7%)                                 OFFICE (1.3%)
     242,200  LoJack Corp.                     3,677(*)              254,700  Acco Brands                      6,467(*)

ENTERTAINMENT (1.6%)                                            OIL & GAS (2.2%)
     159,600  International Speedway           8,272                 254,200  Berry Petroleum Class A          8,325(E)
                                                                      94,900  Comstock Resources               2,896(*)
FILTERS (1.7%)                                                                                               --------
     258,000  CLARCOR Inc.                     8,517(E)                                                       11,221

FINANCIAL SERVICES (3.7%)
      71,700  FactSet Research Systems         3,792(E)         OIL SERVICES (6.1%)
     251,100  Financial Federal                6,955(E)              114,800  Bristow Group                    4,083(*)(E)
      72,800  ITLA Capital                     3,860                 172,000  CARBO Ceramics                   6,693(E)
     279,900  W.P. Stewart & Co.               4,338(E)               80,100  Hydril                           6,060(*)(E)
                                             --------                550,500  TETRA Technologies              14,225(*)
                                              18,945                                                         --------
                                                                                                              31,061



See Notes to Schedule of Investments

                     NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006 (UNAUDITED)

----------------------------------------------

NUMBER OF SHARES                           MARKET VALUE(+)
                                          ($000's omitted)

PUBLISHING & BROADCASTING (4.6%)
     179,390  Courier Corp.                    6,885
     490,300  Journal Communications           5,805
     192,200  Meredith Corp.                  10,398
                                             --------
                                              23,088
RESTAURANTS (3.0%)
     252,200  Ruby Tuesday                     6,807
     477,200  Steak n Shake                    8,217(*)
                                             --------
                                              15,024
SEMICONDUCTORS (1.3%)
     207,600  Cabot Microelectronics           6,571(*)(E)

SPECIALTY RETAIL (0.7%)
      83,100  Guitar Center                    3,650*

TECHNOLOGY (2.9%)
     150,500  Landauer, Inc.                   8,186
     336,690  Methode Electronics              3,774
     256,400  Online Resources &
              Communications                   2,731(*)(E)
                                             --------
                                              14,691
TRANSPORTATION (6.7%)
     218,800  Forward Air                      7,286(E)
     477,893  Heartland Express                7,374
     316,200  Hub Group Class A                9,024(*)
     228,100  Landstar System                 10,274(E)
                                             --------
                                              33,958
WASTE MANAGEMENT (2.2%)
      63,731  Stericycle, Inc.                 4,616(*)(E)
     166,000  Waste Connections                6,698(*)(E)
                                             ------------
                                              11,314
TOTAL COMMON STOCKS
(COST $376,264)                              496,790
                                             ------------
SHORT-TERM INVESTMENTS (24.4%)
   7,766,695  Neuberger Berman Prime Money
              Fund Trust Class                 7,767(@)
 115,458,801  Neuberger Berman Securities
              Lending Quality Fund, LLC      115,459(++)
                                             ------------
TOTAL SHORT-TERM INVESTMENTS
(COST $123,226)                              123,226(#)
                                             ------------

TOTAL INVESTMENTS (122.6%)
(Cost $499,490)                              620,016(##)
Liabilities, less cash, receivables and
  other assets [(22.6%)]                    (114,169)
                                             ------------

TOTAL NET ASSETS (100.0%)                   $505,847
                                             ------------




See Notes to Schedule of Investments

                                                                     NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Focus Fund
----------------------------------
NUMBER OF SHARES                              MARKET VALUE(+)         NUMBER OF SHARES                            MARKET VALUE(+)
                                             ($000'S OMITTED)                                                    ($000'S OMITTED)
COMMON STOCKS (93.2%)                                                     2,764,800   Nokia Corp. ADR                     55,904
                                                                                                                      ----------
CONSUMER GOODS & SERVICES (3.7%)                                                                                         406,787
      346,000   ALLTEL Corp.                        19,632
      699,566   Vertrue Inc.                        26,801(*)(^)      TOTAL COMMON STOCKS
                                                ----------            (COST $827,091)                                  1,175,192
                                                    46,433                                                            ----------
ENERGY (6.7%)                                                         SHORT-TERM INVESTMENTS (7.1%)
      816,200   Canadian Natural Resources          44,295               55,587,757   Neuberger Berman Prime Money
      250,000   ConocoPhillips                      16,825                              Fund Trust Class                  55,588(@)
      555,900   Dresser-Rand Group                  13,459(*)            34,302,401   Neuberger Berman Securities
      140,200   EOG Resources                        9,888                              Lending Quality Fund, LLC         34,302(++)
                                                ----------                                                            ----------
                                                    84,467            TOTAL SHORT-TERM INVESTMENTS
FINANCIAL SERVICES (23.0%)                                            (COST $89,890)                                      89,890(#)
      350,000   American International Group        24,612                                                            ----------
      930,900   Bank of America                     50,129            TOTAL INVESTMENTS (100.3%)
      815,700   Capital One Financial               63,527            (COST $916,981)                                  1,265,082(##)
    1,275,400   Citigroup Inc.                      63,247            Liabilities, less cash, receivables and
      837,000   Merrill Lynch                       73,179              other assets [(0.3%)]                             (3,161)
      252,100   UBS AG                              15,181                                                            ----------
                                                ----------            TOTAL NET ASSETS (100.0%)                  $     1,261,921
                                                   289,875                                                            ----------
HEALTH CARE (9.9%)
      400,000   Invitrogen Corp.                    22,008(*)
      857,300   Novartis AG ADR                     50,075
    1,200,000   Thermo Electron                     52,596(*)
                                                ----------
                                                   124,679
MACHINERY & EQUIPMENT (6.9%)
    1,038,200   American Standard                   46,522
    1,338,100   Tyco International                  40,531
                                                ----------
                                                    87,053
MEDIA & ENTERTAINMENT (4.0%)
      884,800   Comcast Corp. Class A Special       35,640(*)
      400,000   Viacom Inc. Class B                 15,004(*)
                                                ----------
                                                    50,644
RETAIL (6.8%)
      526,600   Home Depot                          19,995
    1,000,000   Select Comfort                      17,310(*)(E)
    1,089,138   TJX Cos.                            29,864
      392,300   Wal-Mart Stores                     18,085
                                                ----------
                                                    85,254
TECHNOLOGY (32.2%)
    1,039,200   Advanced Micro Devices              22,416(*)
    1,953,100   Amdocs Ltd.                         75,292(*)
      700,000   Cisco Systems                       18,816(*)
      425,800   Citrix Systems                      12,237(*)
    2,952,200   International Rectifier            118,088(*)
    1,475,000   Jabil Circuit                       41,831
    2,120,800   Microsoft Corp.                     62,203




See Notes to Schedule of Investments

                                                                         NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Genesis Fund
------------------------------------
NUMBER OF SHARES                              MARKET VALUE(+)       NUMBER OF SHARES                              MARKET VALUE(+)
                                             ($000'S OMITTED)                                                    ($000'S OMITTED)
COMMON STOCKS (94.0%)                                                   1,595,500   SRA International                   46,556(*)
                                                                                                                    ----------
AEROSPACE (0.7%)                                                                                                       632,344
    2,310,200   Curtiss-Wright                      82,128(^)
                                                                    DIAGNOSTIC EQUIPMENT (2.4%)
AGRICULTURE (0.6%)                                                      2,034,397   Biosite Inc.                        99,319(*)(^)
    2,610,800   UAP Holding                         62,685(^)           4,007,000   Cytyc Corp.                        105,064(*)
                                                                        2,031,274   Immucor, Inc.                       54,641(*)
AUTOMOTIVE (0.5%)                                                                                                   ----------
    3,542,714   Gentex Corp.                        58,703                                                             259,024

BANKING & FINANCIAL (5.3%)
    1,463,200   Bank of Hawaii                      75,545          EDUCATION (0.4%)
    1,553,119   Bank of the Ozarks                  50,865(^)             368,711   Strayer Education                   40,577
    1,136,894   BOK Financial                       61,267
    1,558,600   Cullen/Frost Bankers                84,944          ELECTRIC UTILITIES (0.7%)
    2,984,900   East West Bancorp                  106,292              1,415,617   NSTAR                               49,801
      514,000   Frontier Financial                  15,441                872,200   PNM Resources                       26,777
      806,739   Glacier Bancorp                     28,671                                                          ----------
      673,170   Prosperity Bancshares               22,827                                                              76,578
      383,000   Signature Bank                      12,317(*)       ENERGY (0.1%)
      750,962   Sterling Bancshares                 13,833              1,521,200   Evergreen Energy                    13,387(*)
    2,245,000   UCBH Holdings                       37,851
    1,214,300   Westamerica Bancorp                 60,144          FILTERS (2.6%)
                                                ----------              5,579,722   CLARCOR Inc.                       184,186(^)
                                                   569,997              2,926,900   Donaldson Co.                      102,471
BUILDING, CONSTRUCTION & FURNISHING (0.9%)                                                                          ----------
    3,013,500   Simpson Manufacturing               93,328(^)                                                          286,657
                                                                    FINANCIAL SERVICES (1.7%)
BUSINESS SERVICES (4.0%)                                                2,325,500   Eaton Vance                         74,184
    2,247,300   Arbitron Inc.                       99,128(^)             768,600   FactSet Research Systems            40,644
    3,765,931   Copart, Inc.                       113,769(*)             372,000   Interactive Data                     8,697
    2,242,100   Harte-Hanks                         58,070              1,262,000   Nuveen Investments                  62,620
    2,066,800   Ritchie Bros. Auctioneers          111,773(^)                                                       ----------
      217,900   Rollins, Inc.                        4,774                                                             186,145
      968,180   Trimble Navigation                  46,444(*)       FINANCIAL TECHNOLOGY (1.1%)
                                                ----------              2,763,637   Fair Isaac                         115,023
                                                   433,958
CAPITAL EQUIPMENT (3.4%)                                            FOOD PRODUCTS (0.4%)
    2,279,450   Bucyrus International               97,332(^)           1,184,516  J & J Snack Foods                    45,343(^)
    3,813,000   Joy Global                         167,391
    1,869,700   Terex Corp.                        104,741(*)       HEALTH CARE (12.7%)
                                                ----------              3,467,190   American Medical Systems
                                                   369,464                            Holdings                          59,670(*)
CONSUMER PRODUCTS & SERVICES (5.5%)                                     1,968,000   Charles River Laboratories
    5,239,050   Alberto-Culver Class B             105,148(^)                         International                     82,164(*)
      158,100   Central Garden & Pet                 8,253(*)           3,468,100   DENTSPLY International             110,736
    6,757,950   Church & Dwight                    283,226(^)           1,655,500   Haemonetics Corp.                   74,961(*)(^)
    3,741,100   Matthews International             150,205(^)           4,130,100   Henry Schein                       212,824(*)
    5,239,050   Sally Beauty Holdings, Inc.         48,513(*)           2,006,281   IDEXX Laboratories                 169,832(*)(^)
                                                ----------              2,685,050   K-V Pharmaceutical                  65,247(*)(^)
                                                   595,345              4,242,900   Mentor Corp.                       211,933(^)
DEFENSE (5.8%)                                                          4,069,000   Patterson Companies                151,001(*)
    2,242,462   Alliant Techsystems                173,365(*)(^)        3,774,556   Respironics, Inc.                  136,110(*)(^)
      373,767   Applied Signal Technology            5,920              1,848,294   VCA Antech                          59,589(*)
    1,545,200   CACI International                  92,465(*)(^)        1,908,594   Wright Medical Group                45,673(*)(^)
    3,181,542   DRS Technologies                   158,091(^)                                                       ----------
    2,295,700   ManTech International               83,288(*)(^)                                                     1,379,740
    1,621,500   MTC Technologies                    42,305(*)(^)    HEALTH PRODUCTS & SERVICES (1.4%)
      376,999   NCI, Inc. Class A                    5,086(*)(^)        2,834,368   Arrow International                 99,033(^)
      733,900   SI International                    25,268(*)(^)        1,237,300   ICU Medical                         49,999(*)(^)
                                                                                                                    ----------
                                                                                                                       149,032


See Notes to Schedule of Investments

                                                                         NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Genesis Fund (cont'd)
--------------------------------------------
NUMBER OF SHARES                              MARKET VALUE(+)       NUMBER OF SHARES                              MARKET VALUE(+)
                                             ($000'S OMITTED)                                                    ($000'S OMITTED)
HEAVY INDUSTRY (1.0%)                                                   4,979,600   XTO Energy                         251,968
    3,754,000   Chicago Bridge & Iron              108,791                                                          ----------
                                                                                                                     1,572,303
INDUSTRIAL & COMMERCIAL PRODUCTS (4.2%)
    4,245,200   Brady Corp.                        162,931(^)       OIL SERVICES (6.1%)
    2,230,732   Dionex Corp.                       128,289(*)(^)        2,049,600   CARBO Ceramics                      79,750(^)
    3,115,500   Roper Industries                   159,856                 75,000   Flint Energy Services                4,004(n)
                                                ----------                529,000   Flint Energy Services               28,241(*)
                                                   451,076              4,671,040   Helix Energy Solutions Group       171,801(*)(^)
INDUSTRIAL GOODS & SERVICES (0.1%)                                      1,292,742   Hydril                              97,809(*)(^)
      200,000   MSC Industrial Direct                7,782              3,197,189   National-Oilwell Varco             212,645(*)
                                                                        1,405,500   Oceaneering International           61,294(*)
INDUSTRIAL MACHINERY (0.2%)                                               338,300   OPTI Canada                          5,844(*)(^)
      315,800   Rofin-Sinar Technologies            18,354(*)                                                       ----------
                                                                                                                       661,388
INSURANCE (2.7%)
    1,460,400   Arthur J. Gallagher                 42,775
    3,521,800   Brown & Brown                      102,132          PACKING & CONTAINERS (1.9%)
      842,764   Erie Indemnity                      47,431              3,314,800   AptarGroup Inc.                    203,065(^)
    1,393,800   HCC Insurance Holdings              42,079
    1,741,330   W. R. Berkley                       61,138          PHARMACEUTICAL (1.5%)
                                                ----------              5,312,900   Pharmaceutical Product
                                                   295,555                            Development                      167,834

MACHINERY & EQUIPMENT (0.5%)                                        RESTAURANTS (0.6%)
    1,089,300   A.S.V., Inc.                        16,274(*)           1,184,700   IHOP Corp.                          62,327(^)
      180,500   Graco Inc.                           7,540
      670,100   Nordson Corp.                       32,359          RETAIL (1.2%)
                                                ----------              2,174,049   Big 5 Sporting Goods                53,199(^)
                                                    56,173              1,653,700   Hibbett Sporting Goods              52,125(*)(^)
MEDICAL SERVICES (0.5%)                                                    44,300   School Specialty                     1,641(*)
    2,829,618   AmSurg Corp.                        58,092(*)(^)          604,600   Tractor Supply                      28,779(*)
                                                                                                                    ----------
METALS (2.8%)                                                                                                          135,744
    7,072,600   Eldorado Gold                       39,606(*)
    2,110,303   Goldcorp, Inc.                      65,778          SOFTWARE (0.2%)
    7,763,200   Ivanhoe Mines                       71,732(*)             933,214   Blackbaud, Inc.                     24,068
    3,892,300   NovaGold Resources                  62,822(*)
    1,851,880   Royal Gold, Inc.                    59,001(^)       TECHNOLOGY (3.4%)
                                                ----------              2,562,000   Electronics for Imaging             62,769(*)
                                                   298,939              1,048,400   Kronos Inc.                         36,967(*)
MINING (1.1%)                                                           1,979,571   MICROS Systems                     100,800(*)(^)
    3,594,000   Compass Minerals International     118,961(^)           4,702,847   Zebra Technologies                 164,270(*)(^)
                                                                                                                    ----------
OFFICE EQUIPMENT (0.9%)                                                                                                364,806
    2,035,828   United Stationers                   94,422(*)(^)    TECHNOLOGY - SEMICONDUCTOR (0.4%)
                                                                        1,648,800   Cognex Corp.                        40,313
OIL & GAS (14.5%)
    1,077,300   Cabot Oil & Gas                     66,933          TOTAL COMMON STOCKS
    1,622,327   Carrizo Oil & Gas                   54,023(*)(^)    (COST $6,253,870)                               10,189,451
    1,599,500   Comstock Resources                  48,817(*)                                                       ----------
    6,384,900   Denbury Resources                  187,397(*)(^)    SHORT-TERM INVESTMENTS (6.1%)
    3,949,700   Encore Acquisition                 107,274(*)(^)      657,739,410   Neuberger Berman Prime Money
    3,708,400   EXCO Resources                      54,439(*)                       Fund Trust Class(COST
      907,455   Hugoton Royalty Trust               25,309                          $657,739)                          657,739(#)(@)
    2,664,830   Petrohawk Energy                    34,563(*)                                                       ----------
    2,960,450   Quicksilver Resources              125,257(*)
    5,747,300   Southwestern Energy                242,134(*)       TOTAL INVESTMENTS (100.1%)
    2,862,100   St. Mary Land & Exploration        114,713(^)       (COST $6,911,609)                               10,847,190(##)
      814,190   Swift Energy                        41,613(*)       Liabilities, less cash, receivables and
    2,309,900   Unit Corp.                         117,874(*)         other assets [(0.1%)]                             (6,908)
    9,977,200   UTS Energy                          37,129(*)                                                       ----------
    2,254,000   Western Oil Sands Class A           62,860(*)
                                                                    TOTAL NET ASSETS (100.0%)                 $     10,840,282
                                                                                                                    ----------
See Notes to Schedule of Investments

                                                                                      NEUBERGER BERMAN NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Guardian Fund
-------------------------------------
NUMBER OF SHARES                             MARKET VALUE(+)        NUMBER OF SHARES                             MARKET VALUE(+)
                                            ($000'S OMITTED)                                                    ($000'S OMITTED)
COMMON STOCKS (97.8%)                                                   930,700  Newfield Exploration                  46,321(*)
                                                                                                                     ---------
AUTOMOTIVE (5.7%)                                                                                                      54,364
    910,700  BorgWarner, Inc.                   52,639
    327,300  Toyota Motor ADR                   39,292              OIL SERVICES (0.6%)
                                             ---------                  148,400  Schlumberger Ltd.                     10,162(E)
                                                91,931
                                                                    PHARMACEUTICAL (3.5%)
BANKING & FINANCIAL (7.6%)                                              964,550  Novartis AG ADR                       56,339
  1,707,525   Bank of New York                  60,685
  1,001,400   State Street                      62,217              TECHNOLOGY (3.8%)
                                             ---------                2,098,560  National Instruments                  61,026
                                               122,902
CABLE SYSTEMS (9.1%)                                                TECHNOLOGY - SEMICONDUCTOR (10.2%)
  1,519,600   Comcast Corp. Class A Special     61,210(*)(E)          4,420,350  Altera Corp.                          87,921(*)
  1,911,063   Liberty Global Class A            51,541(*)             2,638,375  Texas Instruments                     77,964
  1,338,063   Liberty Global Class C            35,004(*)                                                            ---------
                                             ---------                                                                165,885
                                               147,755
                                                                    TECHNOLOGY - SEMICONDUCTOR CAPITAL EQUIPMENT (3.4%)
CONSUMER DISCRETIONARY (2.0%)                                         3,656,950  Teradyne, Inc.                        54,489(*)
    417,400   V.F. Corp.                        32,720
                                                                    TRANSPORTATION (2.8%)
CONSUMER STAPLES (1.2%)                                                 966,700  Canadian National Railway             45,503
    379,450   Costco Wholesale                  19,830
                                                                    UTILITIES (3.9%)
ENERGY (2.1%)                                                         4,405,132  National Grid                         59,533
    480,400   BP PLC ADR                        32,705                   67,218  National Grid ADR                      4,561(E)
    104,107   Dynegy Inc.                          707(*)                                                           ---------
                                             ---------                                                                 64,094
                                                33,412
                                                                    WASTE MANAGEMENT (4.3%)
FINANCIAL SERVICES (7.6%)                                               581,500  Republic Services                     24,121
  1,284,364   Citigroup Inc.                    63,692                1,259,600  Waste Management                      46,114
    533,700   Freddie Mac                       35,843                                                              ---------
    122,225   Goldman Sachs Group               23,809                                                                 70,235
                                             ----------
                                               123,344              TOTAL COMMON STOCKS
                                                                    (COST $1,144,968)                               1,586,076
HEALTH PRODUCTS & SERVICES (3.8%)                                                                                   ---------
  1,256,500   UnitedHealth Group                61,669
                                                                    SHORT-TERM INVESTMENTS (6.6%)
INDUSTRIAL (6.8%)                                                    15,338,128  Neuberger Berman Prime Money
    391,700   3M Co.                            31,908                            Fund Trust Class                     15,338(@)
  1,082,900   Danaher Corp.                     79,181(E)            91,857,201  Neuberger Berman Securities
                                             -----------                          Lending Quality Fund, LLC            91,857(++)
                                               111,089                                                              ---------

INSURANCE (6.3%)                                                    TOTAL SHORT-TERM INVESTMENTS                      107,195(#)
  1,086,800   Progressive Corp.                 24,507(E)           (COST $107,195)                                 ---------
  1,947,550   Willis Group Holdings             78,409
                                             -----------            TOTAL INVESTMENTS (104.4%)                      1,693,271(##)
                                               102,916              (COST $1,252,163)
                                                                    Liabilities, less cash, receivables and
LIFE SCIENCE TOOLS & SUPPLIES (2.2%)                                   other assets [(4.4%)]                          (70,700)
    515,650   Millipore Corp.                   35,276(*)                                                           ---------

MEDIA (7.5%)                                                        TOTAL NET ASSETS (100.0%)                     $ 1,622,571
  1,554,150   E.W. Scripps                       75,936                                                             ---------
  1,985,919   Liberty Media Holding
               Interactive Class A               45,199(*)
                                             ----------
                                                121,135
OIL & GAS (3.4%)
    213,850   Cimarex Energy                      8,043





See Notes to Schedule of Investments

                                                                         NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS International Fund
------------------------------------------
NUMBER OF SHARES                              MARKET VALUE(+)         NUMBER OF SHARES                              MARKET VALUE(+)
                                             ($000'S OMITTED)                                                      ($000'S OMITTED)
COMMON STOCKS (89.6%)                                                 GREECE (0.9%)
                                                                            432,992   Sarantis SA                        4,553
ARGENTINA (1.0%)                                                            185,764   Titan Cement                      10,067
      354,940   Tenaris SA ADR                      16,686                                                          ----------
                                                                                                                        14,620
AUSTRALIA (5.0%)
   15,863,493   Hardman Resources                   25,782(*)(E)      HONG KONG (1.2%)
    3,941,466   Paladin Resources                   21,923(*)(E)         27,030,000   TPV Technology                    18,834
    1,535,358   Timbercorp Ltd.                      3,634(E)
      974,172   Woodside Petroleum                  28,867(E)         IRELAND (9.6%)
                                                ----------                  725,162   Allied Irish Banks                20,210
                                                    80,206                2,636,526   Anglo Irish Bank                  50,107
BELGIUM (4.6%)                                                              960,300   C&C Group                         14,625
      580,571   Euronav SA                          18,061(E)               971,826   CRH PLC                           36,552
       33,741   EVS Broadcast Equipment              1,814                  921,790   Depfa Bank PLC                    16,737(E)
      348,022   Fortis                              14,191                4,724,324   Dragon Oil PLC                    16,925(*)
      205,983   ICOS Vision Systems NV               8,129(*)                                                       ----------
      486,792   InBev NV                            31,944                                                             155,156
                                                -----------           ITALY (1.4%)
                                                    74,139                1,445,555   Marazzi Group                     18,857
BRAZIL (2.4%)                                                               561,968   Milano Assicurazioni               4,510
      590,100   M Dias Branco SA                     6,514(*)                                                       ----------
      539,007   Natura Cosmeticos SA                 7,295                                                              23,367
      264,670   Petroleo Brasileiro ADR             24,919            JAPAN (14.0%)
                                                ----------                  277,290   Acom Co.                          10,468
                                                    38,728                  382,400   Aica Kogyo                         5,038
CANADA (10.0%)                                                            1,335,000   Bosch Corp.                        7,393
      347,400   Addax Petroleum                      9,436(*)(n)            763,000   CHIYODA Corp.                     14,435
      195,095   Addax Petroleum                      5,299                1,133,900   F.C.C. Co.                        27,281
      507,900   Canadian Natural Resources          27,529                    1,060   Gulliver International Co.
    1,157,700   Centurion Energy International      12,164(*)                           Ltd.                                91
      539,100   Corus Entertainment Inc., B                               1,154,700   Heiwa Corp.                       14,484
                  Shares                            19,354                  170,600   Hogy Medical Co.                   6,794
      771,987   Great Canadian Gaming Corp.          7,165(*)(E)            925,900   Mars Engineering                  20,037(E)
      202,740   Great Canadian Gaming Corp.          1,882(*)(N)            435,700   Maruichi Steel Tube               10,916
      686,595   MacDonald Dettwiler                 24,847(*)               415,600   Nihon Kohden                       8,401
      331,600   Suncor Energy                       26,132(E)             2,186,900   Nissan Motor                      26,676(E)
    1,566,765   Talisman Energy                     26,299                  441,400   Nissin Healthcare Food Service     5,670
                                                ----------                    3,815   Pasona, Inc.                       7,251
                                                   160,107                2,771,000   PENTAX Corp.                      14,674(E)
FRANCE (6.1%)                                                                46,300   PLENUS Co.                         1,098
      147,403   BNP Paribas                         15,881                  291,200   Sankyo Co.                        14,918
       55,751   GameLoft                               301(*)(E)          4,450,000   Sumitomo Metal Industries         17,069
      396,170   Ipsos                               14,376                1,105,000   Takuma Co.                         6,692(E)
      160,320   Kaufman & Broad SA                   9,554                  299,600   TENMA Corp.                        5,474
       88,075   Societe Generale                    14,755(E)                                                       ----------
      282,030   Total SA ADR                        20,154(E)                                                          224,860
       86,153   Vallourec SA                        23,139            KOREA (3.4%)
                                                ----------                  394,130   Daegu Bank                         6,531
                                                    98,160                  120,725   Hyundai Mobis                     11,211
GERMANY (4.8%)                                                              359,230   KT Corp.                          18,438
      285,066   C.A.T. oil AG                        6,984(*)                77,859   SK Telecom                        18,096
      218,695   Continental AG                      24,839(E)                                                       ----------
      161,549   Rhoen-Klinikum AG                    7,234(E)                                                           54,276
      139,571   Wacker Chemie AG                    19,092(*)         NETHERLANDS (3.0%)
      131,538   Wincor Nixdorf AG                   18,871                  171,097   Aalberts Industries NV            13,879
                                                ----------                   74,887   OPG Groep NV                       8,584
                                                    77,020                  173,405   Sligro Food Group                 11,827(E)
                                                                            297,814   Tele Atlas NV                      5,892(*)(E)




See Notes to Schedule of Investments

                                                                         NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS International Fund (cont'd)
--------------------------------------------------
NUMBER OF SHARES                              MARKET VALUE(+)         NUMBER OF SHARES                              MARKET VALUE(+)
                                             ($000'S OMITTED)                                                      ($000'S OMITTED)
      465,320   Wavin NV                             8,165(*)           223,854,199   Neuberger Berman Securities
                                                ----------                              Lending Quality Fund, LLC        223,854(++)
                                                    48,347                                                            ----------
NORWAY (0.8%)                                                         TOTAL SHORT-TERM INVESTMENTS
      179,082   Prosafe ASA                         12,196(E)         (COST $277,528)                                    277,528(#)
                                                                                                                      ----------
SPAIN (0.6%)
      228,280   Renta Corp. Real Estate SA           9,112(*)(E)

SWEDEN (1.6%)                                                         TOTAL INVESTMENTS (112.5%)
      344,220   Nobia AB                            12,163            (COST $1,552,678)                                1,809,669(##)
      401,700   Swedbank AB, Class A                14,076            Liabilities, less cash, receivables and
                                                ----------              other assets [(12.5%)]                          (201,273)
                                                    26,239                                                            ----------
SWITZERLAND (1.4%)
      235,569   Advanced Digital Broadcast          14,644(*)         TOTAL NET ASSETS (100.0%)                  $     1,608,396
       99,464   Swiss Re                             8,491                                                            ----------
                                                ----------
                                                    23,135
UNITED KINGDOM (17.8%)
    2,405,417   Barclays PLC                        32,177
      894,859   Barratt Developments                19,429
    1,951,183   Burren Energy                       35,229
      298,755   GlaxoSmithKline PLC                  7,934
    1,001,272   Kensington Group                    14,969
      672,146   Northern Rock                       14,997
    1,614,746   Punch Taverns PLC                   36,614
      269,403   Raymarine PLC                        2,224
    2,374,837   Redrow PLC                          30,718
    2,609,610   RPS Group                           13,658
    2,002,316   Tullow Oil PLC                      15,951
   13,739,142   Vodafone Group                      36,325
    2,130,793   William Hill                        26,221
                                                ----------
                                                   286,446
TOTAL COMMON STOCKS
(COST $1,206,069)                                1,441,634
                                                ----------
PREFERRED STOCKS (5.6%)

BRAZIL (3.2%)
    1,070,400   Companhia Vale do Rio Doce ADR      25,208
      585,800   Ultrapar Participacoes              13,245
    2,273,106   Universo Online SA                  13,544(*)
                                                ----------
                                                    51,997
GERMANY (2.4%)
       33,194   Porsche AG                          38,510

TOTAL PREFERRED STOCKS
(COST $69,081)                                      90,507
                                           ---------------
SHORT-TERM INVESTMENTS (17.3%)
   53,673,871   Neuberger Berman Prime Money
                 Fund Trust Class                   53,674(@)


See Notes to Schedule of Investments

                     NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS International Fund
-------------------------------------------


INDUSTRY DIVERSIFICATION

                                           MARKET VALUE(+)       PERCENTAGE OF
INDUSTRY                                 (000'S OMITTED)            NET ASSETS
Oil & Gas                                $      286,192                17.8%
Banks                                           214,631                13.4%
Automobiles & Components                        128,517                 8.0%
Capital Goods                                    98,718                 6.1%
Hotels, Restaurants & Leisure                    87,464                 5.4%
Telecommunications - Wireless                    72,859                 4.5%
Consumer Durables & Apparel                      71,864                 4.5%
Commercial Services & Supplies                   70,779                 4.4%
Construction Materials                           57,535                 3.6%
Technology - Hardware                            54,193                 3.4%
Food, Beverage & Tobacco                         46,569                 2.9%
Materials - Metals & Mining                      42,277                 2.6%
Chemicals                                        37,375                 2.3%
Energy                                           34,087                 2.1%
Media                                            33,730                 2.1%
Health Care Equipment & Services                 31,013                 1.9%
Energy Services & Equipment                      30,257                 1.9%
Technology - Software                            19,436                 1.2%
Consumer Staples                                 18,341                 1.1%
Consumer Discretionary                           17,233                 1.1%
Telecommunications - Diversified                 14,644                 0.9%
Insurance                                        13,001                 0.8%
Household & Personal Products                    11,848                 0.7%
Diversified Financials                           10,468                 0.7%
Real Estate                                       9,112                 0.6%
Technology - Semiconductor                        8,129                 0.5%
Pharmaceuticals & Biotechnology                   7,934                 0.5%
Materials                                         3,634                 0.2%
Technology                                          301                 0.0%
Other Assets-Net                                 76,255                 4.8%
                                             ----------              ----------
                                         $    1,608,396               100.0%
                                             ----------              ----------

                                                                         NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS International Institutional Fund
--------------------------------------------------------

NUMBER OF SHARES                                 MARKET VALUE(+)    NUMBER OF SHARES                                MARKET VALUE(+)
                                                ($000'S OMITTED)                                                   ($000'S OMITTED)
COMMON STOCKS (89.1%)                                               GREECE (0.9%)
                                                                         187,825  Sarantis SA                            1,975
ARGENTINA (1.1%)                                                          83,776  Titan Cement                           4,540
     162,753  Tenaris SA ADR                         7,651                                                        -------------
                                                                                                                         6,515
AUSTRALIA (4.9%)
   7,157,114  Hardman Resources                     11,632(*)(E)    HONG KONG (1.2%)
   1,769,575  Paladin Resources                      9,843(*)(E)      12,196,000  TPV Technology                         8,498
     677,309  Timbercorp Ltd.                        1,603(E)
     417,820  Woodside Petroleum                    12,381(E)       IRELAND (9.5%)
                                              -------------              327,197  Allied Irish Banks                     9,056
                                                    35,459             1,137,644  Anglo Irish Bank                      21,681
                                                                         416,541  C&C Group                              6,344
BELGIUM (4.6%)                                                           433,515  CRH PLC                               16,305
     261,926  Euronav SA                             8,148(E)            403,280  Depfa Bank PLC                         7,322(E)
      13,484  EVS Broadcast Equipment                  725             2,085,985  Dragon Oil PLC                         7,473(*)
     157,038  Fortis                                 6,403(E)                                                     -------------
      82,321  ICOS Vision Systems NV                 3,249(*)                                                           68,181
     219,617  InBev NV                              14,412
                                              -------------         ITALY (1.3%)
                                                    32,937               589,218  Marazzi Group                          7,686
                                                                         225,460  Milano Assicurazioni                   1,810
BRAZIL (2.3%)                                                                                                     -------------
     241,100  M Dias Branco SA                       2,661(*)                                                            9,496
     232,596  Natura Cosmeticos SA                   3,148
     114,645  Petroleo Brasileiro ADR               10,794          JAPAN (13.9%)
                                              -------------              120,700  Acom Co.                               4,557
                                                    16,603               172,000  Aica Kogyo                             2,266
                                                                         588,000  Bosch Corp.                            3,256
CANADA (9.9%)                                                            336,000  CHIYODA Corp.                          6,357(E)
      99,400  Addax Petroleum                        2,700(*)(n)         506,400  F.C.C. Co.                            12,184
     145,476  Addax Petroleum                        3,951                   470  Gulliver International Co.
     221,468  Canadian Natural Resources            12,004(E)                      Ltd.                                     40
     534,226  Centurion Energy International         5,613(*)            520,700  Heiwa Corp.                            6,532
     239,299  Corus Entertainment Inc., B                                 77,400  Hogy Medical Co.                       3,083
               Shares                                8,591               418,000  Mars Engineering                       9,046(E)
     398,454  Great Canadian Gaming Corp.            3,698(*)            196,800  Maruichi Steel Tube                    4,930(E)
       5,790  Great Canadian Gaming Corp.               54(*)(N)         183,100  Nihon Kohden                           3,701
     304,494  MacDonald Dettwiler                   11,019(*)            986,600  Nissan Motor                          12,035
     147,041  Suncor Energy                         11,588(E)            126,400  Nissin Healthcare Food Service         1,624
     681,225  Talisman Energy                       11,435                 1,724  Pasona, Inc.                           3,277(E)
                                              -------------            1,253,000  PENTAX Corp.                           6,635(E)
                                                    70,653                11,100  PLENUS Co.                               263
                                                                         131,200  Sankyo Co.                             6,721
FRANCE (6.0%)                                                          2,049,000  Sumitomo Metal Industries              7,859
      66,499  BNP Paribas                            7,164               463,000  Takuma Co.                             2,804(E)
      16,811  GameLoft                                  91(*)(E)         130,711  TENMA Corp.                            2,388
     176,489  Ipsos                                  6,404(E)                                                     -------------
      68,888  Kaufman & Broad SA                     4,106                                                              99,558
      37,815  Societe Generale                       6,335
     121,795  Total SA ADR                           8,704(E)       KOREA (3.4%)
      38,868  Vallourec SA                          10,439               166,210  Daegu Bank                             2,754
                                              -------------               51,634  Hyundai Mobis                          4,795
                                                    43,243               329,193  KT Corp. ADR                           8,362
                                                                         312,115  SK Telecom ADR                         8,093
GERMANY (4.9%)                                                                                                    -------------
     123,030  C.A.T. oil AG                          3,014(*)(E)                                                        24,004
      98,664  Continental AG                        11,206(E)
      75,953  Rhoen-Klinikum AG                      3,401(E)       NETHERLANDS (3.1%)
      62,966  Wacker Chemie AG                       8,613(*)             77,216  Aalberts Industries NV                 6,263
      59,350  Wincor Nixdorf AG                      8,515                33,000  OPG Groep NV                           3,782
                                              -------------               78,245  Sligro Food Group                      5,337
                                                    34,749               127,599  Tele Atlas NV                          2,525(*)(E)




See Notes to Schedule of Investments

                                                                                      NEUBERGER BERMAN NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS International Institutional Fund cont'd
---------------------------------------------------------------
NUMBER OF SHARES                               MARKET VALUE(+)     NUMBER OF SHARES                                 MARKET VALUE(+)
                                             ($000'S OMITTED)                                                    ($000'S OMITTED)
                                                                     118,082,669  Neuberger Berman Securities
     225,421  Wavin NV                               3,956(*)                      Lending Quality Fund, LLC           118,083(++)
                                              -------------                                                       -------------
                                                    21,863
                                                                    TOTAL SHORT-TERM INVESTMENTS
NORWAY (0.7%)                                                       (COST $151,611)                                    151,611(#)
      77,299  Prosafe ASA                            5,264(E)                                                     -------------

SPAIN (0.6%)                                                        TOTAL INVESTMENTS (115.8%)
     106,486  Renta Corp. Real Estate SA             4,250(*)       (COST $748,851)                                    829,760(##)
                                                                    Liabilities, less cash, receivables and
SWEDEN (1.6%)                                                         other assets [(15.8%)]                         (113,127)
     155,271  Nobia AB                               5,486                                                        -------------
     174,954  Swedbank AB, Class A                   6,131(E)
                                              -------------         TOTAL NET ASSETS (100.0%)                   $      716,633
                                                    11,617                                                        -------------

SWITZERLAND (1.4%)
     103,963  Advanced Digital Broadcast             6,463(*)(E)
      43,907  Swiss Re                               3,748
                                              -------------
                                                    10,211

UNITED KINGDOM (17.8%)
   1,066,148  Barclays PLC                          14,262
     403,739  Barratt Developments                   8,766
     880,319  Burren Energy                         15,894
     128,061  GlaxoSmithKline PLC                    3,401
     451,759  Kensington Group                       6,753
     303,225  Northern Rock                          6,765
     740,421  Punch Taverns PLC                     16,789
     100,010  Raymarine PLC                            826
   1,038,983  Redrow PLC                            13,439
   1,165,645  RPS Group                              6,101
     870,057  Tullow Oil PLC                         6,931
   6,099,230  Vodafone Group                        16,126
     961,353  William Hill                          11,830
                                              -------------
                                                   127,883

TOTAL COMMON STOCKS
(COST $564,897)                                    638,635
                                              -------------

PREFERRED STOCKS (5.5%)

BRAZIL (3.1%)
     462,870  Companhia Vale do Rio Doce ADR        10,901
     166,780  Ultrapar Participacoes ADR             3,794
      77,200  Ultrapar Participacoes                 1,746
     948,262  Universo Online SA                     5,650(*)
                                              -------------
                                                    22,091

GERMANY (2.4%)
      15,018  Porsche AG                            17,423

TOTAL PREFERRED STOCKS
(COST $32,343)                                      39,514
                                              -------------

SHORT-TERM INVESTMENTS (21.2%)
  33,528,295  Neuberger Berman Prime Money
               Fund Trust Class                     33,528(@)



See Notes to Schedule of Investments

                     NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS International Institutional Fund
--------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                           MARKET VALUE(+)         PERCENTAGE OF
INDUSTRY                                   (000'S OMITTED)            NET ASSETS
Oil & Gas                                   $     126,152                 17.6%
Banks                                              94,626                 13.2%
Automobiles & Components                           57,643                  8.0%
Capital Goods                                      43,544                  6.1%
Hotels, Restaurants & Leisure                      39,166                  5.5%
Telecommunications - Wireless                      32,581                  4.5%
Consumer Durables & Apparel                        31,797                  4.4%
Commercial Services & Supplies                     30,672                  4.3%
Construction Materials                             25,775                  3.6%
Technology - Hardware                              24,373                  3.4%
Food, Beverage & Tobacco                           20,756                  2.9%
Materials - Metals & Mining                        18,760                  2.6%
Chemicals                                          16,419                  2.3%
Energy                                             15,456                  2.2%
Media                                              14,995                  2.1%
Health Care Equipment & Services                   13,967                  1.9%
Energy Services & Equipment                        13,412                  1.9%
Technology - Software                               8,175                  1.1%
Consumer Staples                                    7,998                  1.1%
Consumer Discretionary                              7,587                  1.1%
Telecommunications - Diversified                    6,463                  0.9%
Insurance                                           5,558                  0.8%
Household & Personal Products                       5,123                  0.7%
Diversified Financials                              4,557                  0.6%
Real Estate                                         4,250                  0.6%
Pharmaceuticals & Biotechnology                     3,401                  0.5%
Technology - Semiconductor                          3,249                  0.5%
Materials                                           1,603                  0.2%
Technology                                             91                  0.0%
Other Assets-Net                                   38,484                  5.4%
                                               ----------               --------
                                            $     716,633                100.0%
                                               ----------               --------

                                                                                NEUBERGER BERMAN NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS International Large Cap Fund
----------------------------------------------------

NUMBER OF SHARES                             MARKET VALUE(+)      NUMBER OF SHARES                             MARKET VALUE(+)
                                            ($000's OMITTED)                                                  ($000's OMITTED)
COMMON STOCKS (90.6%)                                             JAPAN(9.8%)
                                                                        11,900  Acom Co.                                 449
ARGENTINA (1.7%)                                                        62,400  Bosch Corp.                              346
      17,455  Tenaris SA ADR                           821              38,000  CHIYODA Corp.                            719
                                                                        21,700  Maruichi Steel Tube                      544
AUSTRALIA (2.5%)                                                       120,800  Nissan Motor                           1,473
      10,713  Australia & New Zealand                                   12,400  Sankyo Co.                               635
               Banking Group                           240             171,000  Sumitomo Metal Industries                656
      33,603  Woodside Petroleum                       996                                                      -------------
                                              -------------                                                            4,822
                                                     1,236
                                                                  KOREA (3.0%)
BELGIUM (3.5%)                                                           5,200  Kookmin Bank ADR                         407
      12,688  Fortis                                   518              21,240  KT Corp. ADR                             539
      18,351  InBev NV                               1,204              21,240  SK Telecom ADR                           551
                                              -------------                                                     -------------
                                                     1,722                                                             1,497

BRAZIL (3.8%)                                                     MEXICO (1.6%)
      37,265  Natura Cosmeticos SA                     504              24,550  Cemex SAB de C.V. ADR                    799(*)
      14,625  Petroleo Brasileiro ADR                1,377
                                              -------------       NORWAY (0.7%)
                                                     1,881               5,280  Prosafe ASA                              360

CANADA (11.0%)                                                    SPAIN (1.1%)
      32,320  Addax Petroleum                          878              25,887  Telefonica SA ADR                        524
      10,860  Bank of Nova Scotia                      494
      11,795  Cameco Corp.                             447        SWEDEN (1.0%)
      25,010  Canadian Natural Resources             1,355              13,950  Swedbank AB, Class A                     489
      14,805  Suncor Energy                          1,167
         300  Suncor Energy ADR                         24        SWITZERLAND (5.6%)
      63,250  Talisman Energy                        1,063              21,348  Logitech International SA                628(*)
                                              -------------             16,029  Novartis AG                              934
                                                     5,428               4,369  Swiss Re                                 373
                                                                        13,802  UBS AG                                   830
DENMARK (1.0%)                                                                                                  -------------
      11,360  Danske Bank A/S                          497                                                             2,765

FRANCE (8.0%)                                                     UNITED KINGDOM (19.9%)
       6,596  BNP Paribas                              710              96,434  Barclays PLC                           1,290
      16,282  Publicis Groupe                          630              53,398  Barratt Developments                   1,159
       3,174  Societe Generale                         532              23,232  GlaxoSmithKline PLC                      617
      13,890  Total SA ADR                             985              32,577  Northern Rock                            727
       4,117  Vallourec SA                           1,106              54,809  Punch Taverns PLC                      1,243
                                              -------------             30,337  Tesco PLC                                233
                                                     3,963             113,309  Tullow Oil PLC                           903
                                                                       627,799  Vodafone Group                         1,660
GERMANY (3.4%)                                                          90,091  William Hill                           1,109
       7,799  Continental AG                           886              38,878  Wolseley PLC                             909
       5,741  Wacker Chemie AG                         785(*)                                                  -------------
                                              -------------                                                            9,850
                                                     1,671        TOTAL COMMON STOCKS
                                                                  (COST $42,499)                                      44,782
GREECE (0.8%)                                                                                                   -------------
       7,540  Titan Cement                             409        PREFERRED STOCKS (6.3%)

IRELAND (11.4%)                                                   BRAZIL (3.5%)
      31,803  Allied Irish Banks                       880              51,910  Companhia Vale do Rio Doce ADR         1,222
     102,521  Anglo Irish Bank                       1,954              11,320  Companhia de Bebidas das
      42,158  C&C Group                                642                       Americas ADR                            522
      40,644  CRH PLC                                1,529                                                      -------------
      36,034  Depfa Bank PLC                           654                                                             1,744
                                              -------------
                                                     5,659

ITALY (0.8%)
      48,520  Milano Assicurazioni                     389


See Notes to Schedule of Investments

                                  NEUBERGER BERMAN NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS International Large Cap Fund cont'd
-----------------------------------------------------------

NUMBER OF SHARES                               MARKET VALUE(+)
                                              ($000'S OMITTED)
GERMANY (2.8%)
       1,171  Porsche AG                             1,359

TOTAL PREFERRED STOCKS
(COST $2,924)                                        3,103
                                        -------------------
SHORT-TERM INVESTMENTS (4.9%)
   2,401,302  Neuberger Berman Prime Money
               Fund Trust Class(Cost $2,401)         2,401(#)(@)
                                              -------------

TOTAL INVESTMENTS (101.8%)
(COST $47,824)                                      50,286(##)
Liabilities, less cash, receivables and
  other assets [(1.8%)]                              (875)
                                              -------------

TOTAL NET ASSETS (100.0%)                   $       49,411




See Notes to Schedule of Investment

                                 NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006

SCHEDULE OF INVESTMENTS International Large Cap Fund
----------------------------------------------------

INDUSTRY DIVERSIFICATION

                                              MARKET VALUE(+)   PERCENTAGE OF
INDUSTRY                                    (000'S OMITTED)        NET ASSETS
Diversified Banks                            $        8,147            16.5%
Oil & Gas Exploration & Production                    5,195            10.5%
Intergrated Oil & Gas                                 3,553             7.2%
Automobile Manufacturing                              2,832             5.7%
Construction Materials                                2,737             5.5%
Steel                                                 2,422             4.9%
Wireless Telecommunications Services                  2,211             4.5%
Brewers                                               1,726             3.5%
Pharmaceutical                                        1,551             3.1%
Restaurants                                           1,243             2.5%
Oil & Gas - Equipment & Services                      1,181             2.4%
Home Builders                                         1,159             2.3%
Casinos & Gaming                                      1,109             2.2%
Industrial Machinery                                  1,106             2.2%
Integrated Telecommunications Services                1,063             2.2%
Trading Companies & Distributors                        909             1.8%
Tire & Rubber                                           886             1.8%
Diversified Capital Markets                             830             1.7%
Specialty Chemical                                      785             1.6%
Thrifts & Mortgage Finance                              727             1.5%
Construction & Engineering                              719             1.5%
Distillers & Vintners                                   642             1.3%
Leisure Products                                        635             1.3%
Advertising                                             630             1.3%
Computer Storage & Peripherals                          628             1.3%
Other Diversified Financial Services                    518             1.0%
Personal Products                                       504             1.0%
Consumer Finance                                        449             0.9%
Coal & Consumable Fuels                                 447             0.9%
Multi-Line Insurance                                    389             0.8%
Reinsurnace                                             373             0.8%
Automobiles & Components                                346             0.7%
Food Retail                                             233             0.5%
Other Assets-Net                                      1,526             3.1%
                                                 ----------          --------
                                              $      49,411           100.0%
                                                 ----------          --------

                                                                         NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Manhattan Fund
--------------------------------------
NUMBER OF SHARES                              MARKET VALUE(+)       NUMBER OF SHARES                              MARKET VALUE(+)
                                             ($000'S OMITTED)                                                    ($000'S OMITTED)
COMMON STOCKS (99.3%)

AEROSPACE (3.2%)                                                           16,500   Chicago Mercantile Exchange          8,838
       91,000   Precision Castparts                  6,867                 45,000   GFI Group                            2,545(*)
       93,000   Rockwell Collins                     5,610                 70,000   Moody's Corp.                        4,864
                                                ----------                117,500   Nuveen Investments                   5,830
                                                    12,477                                                          ----------
BASIC MATERIALS (2.4%)                                                                                                  25,186
      125,500   Airgas, Inc.                         5,340          FOOD & BEVERAGE (1.3%)
       32,500   Albemarle Corp.                      2,267                 80,000   Corn Products International          2,906
       30,000   Freeport-McMoRan Copper & Gold       1,886                 51,500   Dean Foods                           2,205(*)
                                                ----------                                                          ----------
                                                     9,493                                                               5,111
BIOTECHNOLOGY (3.8%)                                                HARDWARE (0.7%)
      180,000   Celgene Corp.                       10,032(*)(E)           74,500   Network Appliance                    2,921(*)(E)
       72,500   Gilead Sciences                      4,779(*)
                                                ----------          HEALTH CARE (8.9%)
                                                    14,811                 25,000   Allergan, Inc.                       2,914
BUSINESS SERVICES (12.9%)                                                 110,000   Allscripts Healthcare
      140,000   Alliance Data Systems                9,059(*)                         Solutions                          3,071(*)(E)
      297,000   CB Richard Ellis Group               9,780(*)             118,500   Cerner Corp.                         5,696(*)(E)
       85,000   Corporate Executive Board            8,043                180,000   Cytyc Corp.                          4,720(*)
       42,500   Corrections Corporation of                                 40,000   Digene Corp.                         2,044(*)
                  America                            1,932(*)              56,500   Gen-Probe                            2,754(*)
       60,000   Ecolab Inc.                          2,661                 36,800   Healthways, Inc.                     1,692(*)
       43,000   Iron Mountain                        1,853(*)             105,000   Pharmaceutical Product
       67,500   Laureate Education                   3,508(*)                         Development                        3,317
       60,000   MasterCard, Inc. Class A             6,105(E)             130,000   Psychiatric Solutions                4,731(*)
       22,500   Stericycle, Inc.                     1,630(*)             128,500   VCA Antech                           4,143(*)
       57,500   Trimble Navigation                   2,758(*)                                                       ----------
       95,000   VeriFone Holdings                    3,207(*)                                                           35,082
                                                ----------          INDUSTRIAL (6.0%)
                                                    50,536                 68,500   Danaher Corp.                        5,008
COMMUNICATIONS EQUIPMENT (1.2%)                                            80,000   Dover Corp.                          4,024
       75,000   Harris Corp.                         3,158                153,400   Fastenal Co.                         5,521
       57,500   SBA Communications                   1,631(*)              35,700   Fluor Corp.                          3,109
                                                ----------                 65,000   Rockwell Automation                  4,230
                                                     4,789                 25,000   W.W. Grainger                        1,809
CONSUMER STAPLES (1.6%)                                                                                             ----------
       40,000   Chattem Inc.                         1,950(*)                                                           23,701
      100,000   Shoppers Drug Mart                   4,342          LEISURE (5.8%)
                                                ----------                 82,500   Gaylord Entertainment                4,034(*)
                                                     6,292                100,000   Hilton Hotels                        3,283
ENERGY (7.6%)                                                             115,000   Marriott International               5,192
      191,000   Denbury Resources                    5,606(*)              70,000   Penn National Gaming                 2,588(*)
       85,000   Dresser-Rand Group                   2,058(*)              92,500   Scientific Games Class A             2,687(*)
       40,000   GlobalSantaFe Corp.                  2,400                 70,000   Station Casinos                      4,763(E)
       40,000   Murphy Oil                           2,171                                                          ----------
       57,500   National-Oilwell Varco               3,824(*)                                                           22,547
      160,000   Range Resources                      4,975          MEDIA (3.2%)
      100,000   Smith International                  4,236                 45,000   E.W. Scripps                         2,199
       90,000   XTO Energy                           4,554                 47,500   Focus Media Holding ADR              3,385(*)
                                                ----------                100,000   Grupo Televisa GDS                   2,628
                                                    29,824                 45,000   Lamar Advertising                    2,716(*)
FINANCIAL SERVICES (6.4%)                                                  65,000   Liberty Global Class A               1,753(*)
       59,000   AerCap Holdings NV                   1,339(*)                                                       ----------
       75,500   AmeriCredit Corp.                    1,770(*)(E)                                                        12,681
                                                                    MEDICAL EQUIPMENT (5.6%)
                                                                           47,500   C. R. Bard                           3,909
                                                                           67,500   Hologic, Inc.                        3,377(*)
                                                                           18,000   Intuitive Surgical                   1,829(*)


See Notes to Schedule of Investments

                                                                         NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Manhattan Fund (cont'd)
----------------------------------------------
NUMBER OF SHARES                              MARKET VALUE(+)       NUMBER OF SHARES                              MARKET VALUE(+)
                                             ($000'S OMITTED)                                                    ($000'S OMITTED)
      120,000   Kyphon Inc.                          4,052(*)       TOTAL COMMON STOCKS
       90,000   ResMed Inc.                          4,500(*)       (COST $255,699)                                    389,885
       86,000   Varian Medical Systems               4,233(*)                                                       ----------
                                                ----------          SHORT-TERM INVESTMENTS (13.3%)
                                                    21,900              2,844,910   Neuberger Berman Prime Money
PUBLISHING & BROADCASTING (0.5%)                                                      Fund Trust Class                   2,845(@)
       55,000   R.R. Donnelley                       1,940(E)          49,164,701   Neuberger Berman Securities
                                                                                      Lending Quality Fund, LLC         49,165(++)
RETAIL (7.4%)                                                                                                       ----------
       42,000   Abercrombie & Fitch                  2,832          TOTAL SHORT-TERM INVESTMENTS
      100,000   AnnTaylor Stores                     3,450(*)(E)    (COST $52,010)                                      52,010(#)
       35,000   Circuit City Stores                    874                                                          ----------
      230,000   Coach, Inc.                          9,938(*)       TOTAL INVESTMENTS (112.6%)
      130,000   Nordstrom, Inc.                      6,373          (COST $307,709)                                    441,895(##)
       52,500   O' Reilly Automotive                 1,663(*)       Liabilities, less cash, receivables and
       50,000   Polo Ralph Lauren                    3,910            other assets [(12.6%)]                           (49,426)
                                                ----------                                                          ----------
                                                    29,040
SEMICONDUCTORS (3.9%)                                               TOTAL NET ASSETS (100.0%)                    $     392,469
       52,500   Diodes Inc.                          2,170(*)                                                       ----------
       55,000   MEMC Electronic Materials            2,189(*)
      135,500   Microchip Technology                 4,622(E)
       55,000   NVIDIA Corp.                         2,034(*)
       85,000   QLogic Corp.                         1,891(*)
       60,000   Varian Semiconductor Equipment       2,384(*)
                                                ----------
                                                    15,290
SOFTWARE (2.1%)
      105,000   Autodesk, Inc.                       4,324(*)(E)
       70,000   Citrix Systems                       2,012(*)
       35,000   Electronic Arts                      1,954(*)
                                                ----------
                                                     8,290
TECHNOLOGY (6.1%)
       47,000   Akamai Technologies                  2,297(*)
      292,500   Arris Group                          3,490(*)
      125,000   Cognizant Technology Solutions      10,195(*)
       55,000   Fidelity National Information
                  Services                           2,194
       52,500   GSI Commerce                           859(*)
      105,000   Logitech International S.A.          3,104(*)(E)
       60,000   Molex Inc.                           1,920
                                                ----------
                                                    24,059
TELECOMMUNICATIONS (7.5%)
      146,500   American Tower                       5,548(*)
      300,000   Dobson Communications                2,595(*)
       55,000   Globalstar, Inc.                       766(*)(E)
      130,000   Leap Wireless International          7,377(*)
      115,000   NeuStar, Inc.                        3,824(*)
      142,000   NII Holdings                         9,220(*)(E)
                                                ----------
                                                    29,330
TRANSPORTATION (0.9%)
       80,000   C.H. Robinson Worldwide              3,520(E)

UTILITIES (0.3%)
       35,000   Mirant Corp.                         1,065(*)




See Notes to Schedule of Investments

                                                                                      NEUBERGER BERMAN NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Millennium Fund
---------------------------------------
NUMBER OF SHARES                                MARKET VALUE(+)   NUMBER OF SHARES                                MARKET VALUE(+)
                                               ($000'S OMITTED)                                                  ($000'S OMITTED)
COMMON STOCKS (99.9%)
                                                                       16,000  Digene Corp.                                818(*)
AEROSPACE (3.5%)                                                       20,500  Integra LifeSciences Holdings               849(*)
     27,700  AAR Corp.                                   737(*)                                                       ----------
     44,500  BE Aerospace                              1,166(*)                                                          3,553
                                                  ----------      INDUSTRIAL (3.3%)
                                                       1,903           14,000  Gardner Denver                              535(*)
                                                                       14,700  Geo Group                                   552(*)
BANKING & FINANCIAL (1.3%)                                             25,000  Mobile Mini                                 687(*)
     19,750  Glacier Bancorp                             702                                                        ----------
                                                                                                                         1,774
BUSINESS SERVICES (10.8%)
     10,500  Advisory Board                              582(*)     INSURANCE (1.1%)
     19,900  Huron Consulting Group                      819(*)        12,100  ProAssurance Corp.                          620(*)
     18,900  ICT Group                                   634(*)
     20,300  Laureate Education                        1,055(*)     INTERNET (2.9%)
     40,300  LECG Corp.                                  737(*)        16,500  Avocent Corp.                               574(*)
     32,000  Liquidity Services                          579(*)        38,900  ValueClick, Inc.                            967(*)
     42,200  PeopleSupport Inc.                          936(*)                                                       ----------
     14,700  Sotheby's                                   457                                                             1,541
                                                  ----------
                                                       5,799      LEISURE (1.1%)
                                                                       16,500  WMS Industries                              574(*)
BUSINESS SERVICES - IT BUSINESS SERVICES (1.4%)
     25,400  Syntel, Inc.                                750      LODGING (1.4%)
                                                                       17,200  Vail Resorts                                757(*)
CONSUMER DISCRETIONARY (4.8%)
     40,500  Orient-Express Hotel                      1,734      MEDICAL EQUIPMENT (5.6%)
     19,100  Steiner Leisure                             855(*)        18,400  ArthroCare Corp.                            767(*)
                                                  ----------            9,000  Bio-Rad Laboratories Class A                711(*)
                                                       2,589           12,300  Hologic, Inc.                               615(*)
CONSUMER STAPLES (1.0%)                                                34,200  Immucor, Inc.                               920(*)
     30,300  Physicians Formula Holdings                 554(*)                                                       ----------
                                                                                                                         3,013
ELECTRICAL & ELECTRONICS (1.2%)
     17,600  Daktronics, Inc.                            637      MEDICAL SERVICES (1.8%)
                                                                       33,800  Allscripts Healthcare Solutions             944(*)
ENERGY (1.2%)
     7,400   Core Laboratories N.V.                      655(*)     OIL & GAS (4.1%)
                                                                       18,100  Arena Resources                             791(*)
ENTERTAINMENT (3.0%)                                                   31,100  TETRA Technologies                          804(*)
     14,000  Gaylord Entertainment                       685(*)        10,900  Ultra Petroleum                             587(*)
     13,300  Station Casinos                             905(E)                                                     ----------
                                                  ----------                                                             2,182
                                                       1,590
                                                                  RETAIL (6.0%)
FINANCE (1.7%)                                                         21,200  GameStop Corp. Class A                    1,188(*)(E)
     17,000  International Securities Exchange           904           18,200  Hibbett Sporting Goods                      574(*)
                                                                       15,100  Tractor Supply                              719(*)
FINANCIAL SERVICES (5.8%)                                              16,500  Under Armour Class A                        774(*)
     19,800  ADVANTA Corp. Class B                       903                                                        ----------
      6,100  Affiliated Managers Group                   623(*)                                                          3,255
     13,700  GFI Group                                   775(*)
      8,800  Jones Lang LaSalle                          801      SEMICONDUCTORS (3.1%)
                                                  ----------           21,200  Diodes Inc.                                 876(*)
                                                       3,102           19,400  Varian Semiconductor Equipment              771(*)
                                                                                                                    ----------
HEALTH CARE (3.8%)                                                                                                       1,647
     41,100  Omnicell, Inc.                              773(*)
     13,500  Techne Corp.                                726(*)     SOFTWARE (7.5%)
     17,200  VCA Antech                                  554(*)        32,500  Advent Software                           1,188(*)
                                                  ----------           27,900  DealerTrack Holdings                        762(*)
                                                       2,053           14,900  Patni Computer Systems ADR                  302
                                                                       30,250  THQ Inc.                                    985(*)
HEALTH PRODUCTS & SERVICES (6.6%)                                      34,000  Ultimate Software Group                     820(*)
     29,100  AMN Healthcare Services                     807(*)                                                       ----------
     44,400  Bio-Reference Laboratories                1,079(*)                                                          4,057




See Notes to Schedule of Investments

                                  NEUBERGER BERMAN NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Millennium Fund cont'd
----------------------------------------------

NUMBER OF SHARES                                  MARKET VALUE(+)
                                                  ($000'S OMITTED)

TECHNOLOGY (7.0%)
     25,500  Atheros Communications                      580(*)(E)
     18,000  Kenexa Corp.                                555(*)
     19,400  Macrovision Corp.                           536(*)
     42,600  Perot Systems                               670(*)
     16,800  Trimble Navigation                          806(*)
     39,000  Vocus, Inc.                                 632(*)
                                                  ----------
                                                       3,779
TECHNOLOGY - SOFTWARE (0.9%)
     10,600  Ansys, Inc.                                 498(*)

TELECOMMUNICATION EQUIPMENT (3.5%)
     15,000  Anixter International                       880(*)
     31,600  NICE-Systems ADR                          1,011(*)
                                                  ----------
                                                       1,891
TELECOMMUNICATIONS - WIRELESS (2.0%)
     38,500  SBA Communications                        1,092(*)(E)

TRANSPORTATION (2.5%)
     22,200  Hub Group Class A                           634(*)
     19,100  Kirby Corp.                                 688(*)
                                                  ----------
                                                       1,322
TOTAL COMMON STOCKS
(COST $44,015)                                        53,737
                                                  ----------
SHORT-TERM INVESTMENTS (5.0%)
   2,712,201 Neuberber Berman Securities
              Lending Quality Fund, LLC
              (COST $2,712)                            2,712(#)(+)
                                                  ----------
TOTAL INVESTMENTS (104.9%)
(COST $46,727)                                        56,449(##)

Liabilities, less cash, receivables and other
  assets [(4.9%)]                                     (2,627)
                                                  ----------
TOTAL NET ASSETS (100.0%)                         $   53,822
                                                  ----------




See Notes to Schedule of Investments

                                                                         NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Partners Fund
-------------------------------------
NUMBER OF SHARES                                   MARKET VALUE(+)                                                   MARKET VALUE(+)
                                                 ($000'S OMITTED)    NUMBER OF SHARES                              ($000'S OMITTED)
COMMON STOCKS (98.8%)

AUTO RELATED (1.7%)                                                      757,800  Zimmer Holdings                       55,289(*)(E)
     926,000  Harley-Davidson                       68,311                                                        -------------
                                                                                                                       404,074
BANKING & FINANCIAL (2.3%)
   2,291,490  Hudson City Bancorp                   30,408          INDUSTRIAL (2.4%)
     748,500  Merrill Lynch                         65,442(E)          2,370,700  Chicago Bridge & Iron                 68,703
                                              -------------              975,400  Owens Corning                         30,237(*)(E)
                                                    95,850                                                        -------------
                                                                                                                        98,940
BUILDING MATERIALS (1.7%)
   2,109,124  Cemex SAB de C.V. ADR                 68,631(*)(E)    INSURANCE (5.0%)
                                                                       1,851,000  Aetna Inc.                            76,465
BUILDING, CONSTRUCTION & FURNISHING (11.9%)                            1,231,700  American International Group          86,613(E)
   1,444,900  Centex Corp.                          79,961(E)            521,200  Hartford Financial Services
   3,361,932  D.R. Horton                           89,562(E)                      Group                                44,698
     263,700  Home Depot                            10,013                                                        -------------
   1,601,400  Hovnanian Enterprises                 56,866(*)(E)                                                       207,776
   1,762,900  KB HOME                               91,124(E)
   1,518,200  Lennar Corp. Class A                  79,705(E)       MACHINERY & EQUIPMENT (5.9%)
     138,200  NVR, Inc.                             82,229(*)            974,300  Caterpillar Inc.                      60,436
                                              -------------            1,843,959  Joy Global                            80,950
                                                   489,460             1,836,000  Terex Corp.                          102,852(*)
                                                                                                                  -------------
COAL (3.6%)                                                                                                            244,238
   2,168,800  Arch Coal                             77,860(E)
   1,498,400  Peabody Energy                        68,941          MATERIALS (1.0%)
                                              -------------              926,800  Xstrata PLC                           41,538
                                                   146,801
                                                                    METALS (2.1%)
CONSUMER DISCRETIONARY (1.6%)                                            691,500  Phelps Dodge                          85,055
     781,775  Best Buy                              42,974
     285,700  Whirlpool Corp.                       24,370(E)       OIL & GAS (15.1%)
                                              -------------              818,300  Anadarko Petroleum                    40,391
                                                    67,344             1,453,100  Canadian Natural Resources            78,860(E)
                                                                       1,089,900  Denbury Resources                     31,989(*)(E)
DEFENSE (1.4%)                                                           538,400  EOG Resources                         37,973
     675,800  L-3 Communications Holdings           55,585               815,900  Exxon Mobil                           62,669
                                                                         851,900  National-Oilwell Varco                56,660(*)
ELECTRIC UTILITIES (1.5%)                                                637,900  Petroleo Brasileiro ADR               60,058(E)
     168,000  Exelon Corp.                          10,203             1,197,450  Quicksilver Resources                 50,664(*)(E)
   1,675,300  Mirant Corp.                          50,962(*)(E)       1,262,900  Southwestern Energy                   53,206(*)
                                              -------------            2,585,100  Talisman Energy                       43,482(E)
                                                    61,165             1,051,300  Valero Energy                         57,895
                                                                         979,966  XTO Energy                            49,586
ENERGY SERVICES & EQUIPMENT (2.6%)                                                                                -------------
   1,758,800  Halliburton Co.                       59,342                                                             623,433
     602,400  Noble Corp.                           46,535(E)
                                              -------------         PHARMACEUTICAL (1.9%)
                                                   105,877             1,324,400  Shire PLC ADR                         80,259(E)

FINANCIAL SERVICES (7.4%)                                           RETAIL (3.6%)
      25,100  Berkshire Hathaway Class B            89,230(*)          1,235,300  Federated Department Stores           51,994
   1,881,488  Countrywide Financial                 74,733(E)            856,700  J.C. Penney                           66,257
   1,583,500  General Electric                      55,866(E)          1,100,100  TJX Cos.                              30,165
     441,500  Goldman Sachs Group                   86,004                                                        -------------
                                              -------------                                                            148,416
                                                   305,833
                                                                    SOFTWARE (6.5%)
HEALTH CARE (9.8%)                                                     2,809,500  Activision, Inc.                      47,902(*)(E)
   2,336,100  Boston Scientific                     36,957(*)(E)       2,250,100  Check Point Software
   1,404,700  Caremark Rx                           66,443                         Technologies                         51,527(*)(E)
   1,178,900  Medtronic, Inc.                       61,456             1,713,700  Microsoft Corp.                       50,263
   1,158,300  NBTY, Inc.                            42,104(*)(E)       2,723,100  Oracle Corp.                          51,821(*)(E)
   1,580,400  UnitedHealth Group                    77,566             3,110,168  Symantec Corp.                        65,935(*)
     849,200  WellPoint Inc.                        64,259(*)(E)                                                  -------------
                                                                                                                       267,448




See Notes to Schedule of Investments

                     NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Partners Fund cont'd
--------------------------------------------

NUMBER OF SHARES                                   MARKET VALUE(+)
                                                 ($000'S OMITTED)

STEEL (1.1%)
     617,300  United States Steel                   46,168

TECHNOLOGY (3.6%)
   2,227,300  Advanced Micro Devices                48,043(*)(E)
   1,459,600  ASML Holding N.V.                     36,344(*)
     904,700  Lexmark International Group           62,406(*)
                                              -------------
                                                   146,793

TRANSPORTATION (1.5%)
   1,066,350  Frontline Ltd.                        37,999(E)
   1,047,659  Ship Finance International            23,310(E)
                                              -------------
                                                    61,309

UTILITIES (3.6%)
      18,413  Dynegy, Inc.                             125(*)
   1,129,800  NRG Energy                            64,308(*)
   1,495,300  TXU Corp.                             85,816
                                              -------------
                                                   150,249

TOTAL COMMON STOCKS
(COST $3,142,070)                                4,070,553
                                              -------------
SHORT-TERM INVESTMENTS (12.8%)
  29,310,094  Neuberger Berman Prime Money
               Fund Trust Class                     29,310(@)
 498,545,202  Neuberger Berman Securities
               Lending Quality Fund, LLC           498,545(++)
                                              -------------
TOTAL SHORT-TERM INVESTMENTS
(COST $527,855)                                    527,855(#)
                                              -------------

TOTAL INVESTMENTS (111.6%)
(COST $3,669,925)                                4,598,408(##)
Liabilities, less cash, receivables and
  other assets [(11.6%)]                         (477,794)
                                              -------------

TOTAL NET ASSETS (100.0%)                   $    4,120,614
                                              -------------




See Notes to Schedule of Investments

                                                                         NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS Premier Analysts Fund
---------------------------------------------
NUMBER OF SHARES                            MARKET VALUE(+)       NUMBER OF SHARES                             MARKET VALUE(+)
                                            ($000's omitted)                                                  ($000's omitted)
COMMON STOCKS (99.4%)                                             ELECTRIC UTILITIES (2.9%)
                                                                           845  Exelon Corp.                        51
AEROSPACE (0.9%)                                                         1,350  NSTAR                               48
       1,070  Goodrich Corp.                      48                     1,690  PNM Resources                       52
                                                                                                                 -------
AUTO RELATED (0.9%)                                                                                                151
       1,370  Advance Auto Parts                  49
                                                                  ELECTRICAL EQUIPMENT (0.9%)
BANKING & FINANCIAL (4.6%)                                                 710  Energizer Holdings                  47(*)
       1,390  Bank of New York                    49
         490  HSBC Holdings PLC ADR               46              ENERGY (6.1%)
         755  Lincoln National                    48                       960  Canadian Natural Resources          52
         925  Nationwide Financial Services       48                       705  Chevron Corp.                       51
         860  Wachovia Corp.                      47                       790  ConocoPhillips                      53
                                              -------                    2,210  Dresser-Rand Group                  53(*)
                                                 238                     1,010  Murphy Oil                          55
                                                                         1,020  XTO Energy                          52
BASIC MATERIALS (1.0%)                                                                                          -------
       1,260  Airgas, Inc.                        54                                                               316

BUILDING, CONSTRUCTION & FURNISHING (3.4%)                        FINANCIAL SERVICES (5.6%)
       2,290  D.R. Horton                         61                       820  American Express                    48
       1,740  Pulte Homes                         59                       705  American International Group        49
       1,830  Toll Brothers                       59(*)                    675  Amgen Inc.                          48(*)
                                              -------                      615  Capital One Financial               48
                                                 179                     1,350  General Electric                    48
                                                                           720  PNC Financial Services Group        51
BUSINESS SERVICES - IT BUSINESS SERVICES (1.9%)                                                                 -------
       1,430  Accenture Ltd.                      48                                                               292
       1,930  First Data                          49
                                              -------             FOOD & BEVERAGE (1.9%)
                                                  97                     1,720  Constellation Brands                48(*)
                                                                           795  PepsiCo, Inc.                       49
CHEMICALS (1.9%)                                                                                                -------
         915  Cytec Industries                    49                                                                97
       1,035  E. I. du Pont de Nemours            48
                                              -------             HARDWARE (0.9%)
                                                  97                       515  IBM                                 47

COAL (2.0%)                                                       HEALTH CARE (4.7%)
       1,410  Arch Coal                           51                     1,065  Abbott  Laboratories                50
       1,160  Peabody Energy                      53                       985  Biogen Idec                         51(*)
                                              -------                    2,950  Boston Scientific                   47(*)
                                                 104                     1,470  MedImmune, Inc.                     48(*)
                                                                         1,100  Thermo Electron                     48(*)
COMPUTER RELATED (2.1%)                                                                                         -------
         595  Apple Computer                      55(*)                                                            244
       4,160  EMC Corp.                           54(*)
                                              -------             HEALTH PRODUCTS & SERVICES (1.0%)
                                                 109                     1,050  UnitedHealth Group                  52

COMPUTERS & SYSTEMS (0.9%)                                        INDUSTRIAL (3.8%)
       1,230  Hewlett-Packard                     49                       600  3M Co.                              49
                                                                           670  Danaher Corp.                       49
CONSUMER DISCRETIONARY (1.0%)                                            1,000  Dover Corp.                         50
         875  Target Corp.                        51                       770  Rockwell Automation                 50
                                                                                                                -------
CONSUMER GOODS & SERVICES (0.9%)                                                                                   198
         865  ALLTEL Corp.                        49
                                                                  INSURANCE (6.6%)
CONSUMER PRODUCTS & SERVICES (1.0%)                                      1,180  Aetna Inc.                          49
         630  Fortune Brands                      51                     1,330  Endurance Specialty Holdings        50
                                                                           480  Everest Re Group                    47
COSMETICS (1.1%)                                                           575  Hartford Financial Services
       1,150  Chattem Inc.                        56(*)                          Group                              49
                                                                           875  MetLife, Inc.                       52
EDUCATION (1.1%)
       1,410  Apollo Group Class A                55(*)



See Notes to Schedule of Investments

                                                                        NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS Premier Analysts Fund cont'd
----------------------------------------------------
NUMBER OF SHARES                             MARKET VALUE(+)   NUMBER OF SHARES                              MARKET VALUE(+)
                                            ($000's omitted)                                                ($000's omitted)
       1,115  PMI Group                           48                  4,200  Arris Group                         50(*)
         890  Radian Group                        47                  2,090  ASML Holding N.V.                   52(*)
                                              -------                 1,640  Microsoft Corp.                     48
                                                 342                                                        --------

INTERGRATED OIL & GAS (0.8%)                                                                                    199
         560  Suncor Energy                       44           TECHNOLOGY - SEMICONDUCTOR (1.0%)
                                                                      1,760  Texas Instruments                   52
MACHINERY & EQUIPMENT (2.8%)
       1,070  American Standard                   48           TELECOMMUNICATIONS (2.9%)
         910  Terex Corp.                         51(*)               5,970  Dobson Communications               51(*)
       1,620  Tyco International                  49                    800  NII Holdings                        52(*)
                                              -------                 2,500  Sprint Nextel                       49
                                                 148                                                        --------
                                                                                                                152
MANUFACTURING (2.8%)
         660  Eaton Corp.                         51           TRANSPORTATION (0.9%)
         990  Illinois Tool Works                 46                  1,230  YRC Worldwide                       48(*)
       1,280  Ingersoll-Rand                      50
                                              -------          UTILITIES (5.1%)
                                                 147                  1,100  Allegheny Energy                    49(*)
                                                                        735  Dominion Resources                  59
MEDIA & ENTERTAINMENT (2.7%)                                          1,480  PPL Corp.                           54
       1,640  CBS Corp. Class B                   49                    950  Sempra Energy                       52
       5,770  Mediacom Communications             47(*)               2,270  Xcel Energy                         52
       1,210  Viacom Inc. Class B                 45(*)                                                     --------
                                              -------                                                           266
                                                 141           TOTAL COMMON STOCKS
                                                               (COST $4,992)                                  5,184
MUTUAL FUNDS (3.2%)                                                                                         --------
       1,195  S&P 500 Depositary Receipts        168
                                                               SHORT-TERM INVESTMENTS (0.4%)
OIL & GAS (3.8%)                                                     22,983  Neuberger Berman Prime Money
         665  Exxon Mobil                         51                          Fund Trust Class(COST $23)         23(#)(@)
       1,015  Occidental Petroleum                51                                                        --------
         920  Valero Energy                       51
       1,680  Western Oil Sands Class A           47(*)        TOTAL INVESTMENTS (99.8%)
                                              -------          (COST $5,015)                                  5,207(##)
                                                 200           Cash, receivables and other assets, less
                                                                 liabilities (0.2%)                               9
PHARMACEUTICAL (1.8%)                                                                                       --------
         700  Johnson & Johnson                   46
         830  Novartis AG ADR                     49
                                              -------          TOTAL NET ASSETS (100.0%)                   $  5,216
                                                  95                                                        --------

PUBLISHING & BROADCASTING (1.9%)
         735  McGraw-Hill Cos.                    49
       1,380  R.R. Donnelley                      49
                                              -------
                                                  98

RESTAURANTS (1.0%)
       1,195  McDonald's Corp.                    50

RETAIL (4.8%)
       1,200  Bed Bath & Beyond                   47(*)
       1,350  Home Depot                          51
       1,670  PETsMART, Inc.                      49
       1,330  Tiffany & Co.                       51
       1,970  TJX Cos.                            54
                                              -------
                                                 252

SOFTWARE (1.0%)
       2,740  Oracle Corp.                        52(*)

TECHNOLOGY (3.8%)
       2,280  Advanced Micro Devices              49(*)


See Notes to Schedule of Investments

                                                           NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Premier Dividend Fund
---------------------------------------------
NUMBER OF SHARES                       MARKET VALUE(+)            NUMBER OF SHARES                     MARKET VALUE(+)
                                      ($000'S OMITTED)                                                ($000'S OMITTED)
COMMON STOCKS (88.0%)                                             OIL & GAS (1.2%)
                                                                       2,300 Canadian Oil Sands Trust           60
AEROSPACE (1.4%)
     1,600 Goodrich Corp.                       72                PHARMACEUTICAL (5.7%)
                                                                       2,200 Johnson & Johnson                 145
BANKING & FINANCIAL (14.3%)                                            2,500 Novartis AG ADR                   146
     1,300 Bank of America                      70                                                      ----------
     2,100 Bank of New York                     75                                                             291
     1,600 Hartford Financial
            Services Group                     137
       800 HSBC Holdings PLC ADR                74                PUBLISHING & BROADCASTING (1.5%)
     2,400 Lincoln National                    153                     2,200 R.R. Donnelley                     78
     1,500 Nationwide Financial
            Services                            78                RESTAURANTS (1.5%)
     2,700 Wachovia Corp.                      146                     1,800 McDonald's Corp.                   76
                                        ----------
                                               733                RETAIL (3.0%)
BASIC MATERIALS (3.3%)                                                 4,000 Home Depot                        152
     1,300 Freeport-McMoRan
            Copper & Gold                       82                TELECOMMUNICATIONS (3.0%)
       400 Rio Tinto                            86                     4,500 AT&T Inc.                         153
                                        ----------
                                               168                UTILITIES (16.5%)
CHEMICALS (1.2%)                                                       1,800 Dominion Resources                145
     1,300 E.I. du Pont de Nemours              61                     2,400 Duke Energy                        76
                                                                       2,400 Exelon Corp.                      146
CONSUMER PRODUCTS & SERVICES (1.6%)                                    1,600 FPL Group                          85
     1,000 Fortune Brands                       81                     2,200 NSTAR                              78
                                                                       2,700 PNM Resources                      83
DIVERSIFIED (4.3%)                                                     2,100 PPL Corp.                          76
     1,100 Eaton Corp.                          85                     1,400 Sempra Energy                      76
     3,900 General Electric                    137                     3,400 Xcel Energy                        78
                                        ----------                                                      ----------
                                               222                                                             843
ENERGY (9.7%)                                                     WASTE MANAGEMENT (1.9%)
     2,300 Chevron Corp.                       167                     2,600 Waste Management                   95
     2,500 ConocoPhillips                      168
     2,100 Exxon Mobil                         161                TOTAL COMMON STOCKS
                                        ----------                (COST $4,413)                              4,497
                                               496                                                      ----------
ENTERTAINMENT (1.9%)                                              SHORT-TERM INVESTMENTS (13.2%)
     4,700 Regal Entertainment Group            98                   671,823  Neuberger Berman Prime
                                                                              Money Fund Trust
FINANCIAL SERVICES (2.8%)                                                     Class (COST $672)                672(#)(@)
     2,000 PNC Financial Services Group        141                                                      ----------
                                                                  TOTAL INVESTMENTS (101.2%)
FOOD & BEVERAGE (4.4%)                                            (COST $5,085)                              5,169(##)
     1,000 Diageo PLC ADR                       77                Liabilities, less cash,
     2,400 PepsiCo, Inc.                       149(*)               receivables and other assets
                                        ----------                    [(1.2%)]                                (61)
                                               226                                                 ---------------
HEALTH CARE (2.9%)
     3,200 Abbott Laboratories                 149                TOTAL NET ASSETS (100.0%)           $      5,108
                                                                                                        ----------
INDUSTRIAL (2.9%)
       950 3M Co.                               77
     1,400 Dover Corp.                          71
                                        ----------
                                               148
INSURANCE (3.0%)
     2,700 Arthur J. Gallagher                  79
     2,000 Endurance Specialty
            Holdings                            75
                                        ----------
                                               154




See Notes to Schedule of Investments

                                  NEUBERGER BERMAN NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Premier Energy Fund
-------------------------------------------

NUMBER OF SHARES                                   MARKET VALUE(+)
                                                ($000'S OMITTED)
COMMON STOCKS (99.1%)

COAL (7.0%)
       5,330  Arch Coal                                191
       4,130  Peabody Energy                           190
                                              -------------
                                                       381
ENERGY (1.9%)
       2,900  NSTAR                                    102

OIL & GAS (67.3%)
       4,385  Anadarko Petroleum                       217
       3,095  Apache Corp.                             216
       7,305  Canadian Natural Resources               396
       3,275  ConocoPhillips                           220
         300  Denbury Resources                          9(*)
       3,850  EOG Resources                            272
       5,830  Murphy Oil                               317
       5,230  Occidental Petroleum                     263
       2,990  Questar Corp.                            258
       7,175  Quicksilver Resources                    304(*)
       4,725  Suncor Energy                            373
       5,995  Talisman Energy                          101
       4,655  Valero Energy                            256
       6,185  Western Oil Sands Class A                173(*)
       5,620  XTO Energy                               284
                                              -------------
                                                     3,659
OIL SERVICES (10.2%)
       5,770  Schlumberger Ltd.                        395
       3,795  Smith International                      161
                                              -------------
                                                       556
UTILITIES (12.7%)
       3,635  Allegheny Energy                         161(*)
       1,275  Dominion Resources                       103
       3,230  Enbridge Inc.                            114
       1,650  Exelon Corp.                             100
       3,540  PNM Resources                            109
       1,895  Sempra Energy                            103
                                              -------------
                                                       690
TOTAL COMMON STOCKS
(COST $4,956)                                        5,388
                                              -------------
SHORT-TERM INVESTMENTS (1.4%)
      75,078   Neuberger Berman Prime Money
               Fund Trust Class
               (Cost $75)                               75(#)(@)
                                              -------------

TOTAL INVESTMENTS (100.5%)
(COST $5,031)                                        5,463(##)
Liabilities, less cash, receivables and
  other assets [(0.5%)]                               (27)
                                              -------------

TOTAL NET ASSETS (100.0%)                   $        5,436
                                              -------------




See Notes to Schedule of Investments

                                                                         NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Real Estate Fund
----------------------------------------
NUMBER OF SHARES                              MARKET VALUE(+)         NUMBER OF SHARES                              MARKET VALUE(+)
                                             ($000'S OMITTED)                                                      ($000'S OMITTED)
COMMON STOCKS (95.9%)                                                        43,100   SL Green Realty                      5,829
APARTMENTS (15.2%)                                                                                                    ----------
       67,700   Archstone-Smith Trust                4,061                                                                29,959
       35,400   Avalonbay Communities                4,711(E)         OFFICE - INDUSTRIAL (1.6%)
       13,000   Camden Property Trust                1,036                   50,400   Digital Realty Trust                 1,837
       66,500   Equity Residential                   3,542
       53,000   Home Properties                      3,276            REGIONAL MALLS (11.9%)
       13,600   Mid-America Apartment                                        19,300   CBL & Associates Properties            832
                  Communities                          816                   66,400   General Growth Properties            3,648
                                                ----------                   20,900   Macerich Co.                         1,786
                                                    17,442                   48,300   Simon Property Group                 4,926
COMMERCIAL SERVICES (1.9%)                                                   50,100   Taubman Centers                      2,478
      138,600   NorthStar Realty Finance             2,200                                                            ----------
                                                                                                                          13,670
COMMUNITY CENTERS (5.3%)
       34,100   Developers Diversified Realty        2,209            SELF STORAGE (2.2%)
       49,800   Regency Centers                      3,933                   26,300   Public Storage                       2,532
                                                ----------
                                                     6,142            TOTAL COMMON STOCKS
DIVERSIFIED (7.4%)                                                    (COST $87,322)                                     110,244
       48,800   Colonial Properties Trust            2,389                                                       ---------------
       66,700   iStar Financial                      3,121            SHORT-TERM INVESTMENTS (5.9%)
       24,200   Vornado Realty Trust                 3,052                5,461,293   Neuberger Berman Prime Money
                                                ----------                              Fund Trust Class                   5,461(@)
                                                     8,562                1,340,001   Neuberger Berman Securities
HEALTH CARE (8.9%)                                                                      Lending Quality Fund, LLC          1,340(++)
       89,100   Health Care Property Investors       3,231                                                       ---------------
      105,000   Nationwide Health Properties         3,107            TOTAL SHORT-TERM INVESTMENTS
       40,900   OMEGA Healthcare Investors             725            (COST $6,801)                                        6,801(#)
       81,200   Ventas, Inc.                         3,163                                                       ---------------
                                                ----------
                                                    10,226            TOTAL INVESTMENTS (101.8%)
INDUSTRIAL (7.7%)                                                     (COST $94,123)                                     117,045(##)
       38,700   AMB Property                         2,371            Liabilities, less cash, receivables and
       33,800   First Industrial Realty Trust        1,698              other assets [(1.8%)]                             (2,052)
       73,400   ProLogis                             4,784                                                       ---------------
                                                ----------
                                                     8,853            TOTAL NET ASSETS (100.0%)                    $     114,993
LODGING (7.7%)                                                                                                   ---------------
      206,889   Host Hotels & Resorts                5,218
       49,400   LaSalle Hotel Properties             2,178
       22,200   Starwood Hotels & Resorts
                  Worldwide                          1,425
                                                ----------
                                                     8,821
OFFICE (26.1%)
       32,250   Alexandria Real Estate
                  Equities                           3,324
      262,500   American Financial Realty
                  Trust                              3,087
       72,000   Brookfield Asset Management
                  Class A                            3,436
       39,400   Brookfield Properties                1,582
       46,200   Douglas Emmett                       1,215(*)
       70,600   Equity Office Properties Trust       3,403
       48,800   Highwoods Properties                 1,991
       36,200   Mack-Cali Realty                     1,978
       96,000   Maguire Properties                   4,114




See Notes to Schedule of Investments

                                                                         NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS Regency Fund
------------------------------------
NUMBER OF SHARES                                   MARKET VALUE(+)  NUMBER OF SHARES                              MARKET VALUE(+)
                                                  ($000'S OMITTED)                                               ($000'S OMITTED)
COMMON STOCKS (98.7%)

AEROSPACE (1.0%)
       44,400   Embraer-Empresa Brasileira de                              46,100   Coventry Health Care                 2,219(*)
                 Aeronautica ADR                     1,849                 43,400   LifePoint Hospitals                  1,506(*)
                                                                          104,900   NBTY, Inc.                           3,813(*)
AUTO RELATED (2.8%)                                                        56,400   Omnicare, Inc.                       2,239
       57,650   Advance Auto Parts                   2,053                 26,500   Ventas, Inc.                         1,032
       40,100   Harley-Davidson                      2,958                                                           ---------
        1,600   Johnson Controls                       130                                                              12,126
                                                ----------
                                                     5,141          INDUSTRIAL (3.0%)
                                                                          100,500   Chicago Bridge & Iron                2,912
BANKING & FINANCIAL (2.7%)                                                104,500   United Rentals                       2,619(*)
      139,800   Hudson City Bancorp                  1,855                                                           ---------
       68,700   IndyMac Bancorp                      3,157                                                               5,531
                                                ----------
                                                     5,012          INSURANCE (4.6%)
                                                                           72,100   Aetna Inc.                           2,978
BUILDING, CONSTRUCTION & FURNISHING (10.9%)                                22,600   CIGNA Corp.                          2,849
       61,900   Centex Corp.                         3,426                 55,500   Endurance Specialty Holdings         2,083
       44,700   Hovnanian Enterprises                1,587(*)(E)           12,400   PMI Group                              537
       46,600   KB HOME                              2,409                                                            --------
       69,400   Lennar Corp. Class A                 3,643                                                               8,447
       83,900   Meritage Corp.                       4,074(*)(E)
        6,800   NVR, Inc.                            4,046(*)       MACHINERY & EQUIPMENT (4.0%)
       17,400   Walter Industries                      834                 81,450   Joy Global                           3,576
                                                ----------                 67,700   Terex Corp.                          3,792(*)
                                                    20,019                                                            --------
                                                                                                                         7,368
BUSINESS SERVICES (0.7%)
       25,400   Affiliated Computer Services         1,284(*)       MANUFACTURING (2.5%)
                                                                           19,300   Eaton Corp.                          1,488
COAL (4.1%)                                                                21,200   Ingersoll-Rand                         827
       87,200   Arch Coal                            3,131                 76,600   Timken Co.                           2,278
       53,800   Peabody Energy                       2,475                                                            --------
       26,900   United States Steel                  2,012                                                               4,593
                                                ----------
                                                     7,618          METALS (3.8%)
                                                                           55,100   Cleveland-Cliffs                     2,647
COMMUNICATIONS EQUIPMENT (1.1%)                                            35,800   Phelps Dodge                         4,403
      164,700   Arris Group                          1,965(*)(E)                                                    ----------
                                                                                                                         7,050
CONSUMER DISCRETIONARY (1.4%)
       29,800   Whirlpool Corp.                      2,542          OIL & GAS (10.6%)
                                                                           57,800   Canadian Natural Resources           3,137
DEFENSE (1.4%)                                                             83,900   Denbury Resources                    2,462(*)
       30,900   L-3 Communications Holdings          2,542                 24,600   Noble Corp.                          1,900
                                                                           49,450   Quicksilver Resources                2,092(*)(E)
ELECTRIC UTILITIES (4.5%)                                                  53,500   Southwestern Energy                  2,254(*)
       52,300   DPL Inc.                             1,462(E)              19,700   Sunoco, Inc.                         1,343
       27,600   Edison International                 1,269                129,495   Talisman Energy                      2,178
       75,200   Mirant Corp.                         2,288(*)(E)           65,000   Williams Cos                         1,804
       55,900   NRG Energy                           3,182(*)              45,742   XTO Energy                           2,315
                                                ----------                                                            ---------
                                                     8,201                                                              19,485

FINANCIAL SERVICES (1.9%)                                           OIL SERVICES (2.3%)
       23,100   Bear Stearns                         3,522                 48,300   Oceaneering International            2,106(*)
                                                                           58,600   Oil States International             2,040(*)(E)
FOOD & BEVERAGE (2.3%)                                                                                               ---------
       88,100   Constellation Brands                 2,465(*)                                                            4,146
      105,200   Tyson Foods                          1,672
                                                ----------          PHARMACEUTICAL (2.9%)
                                                     4,137                 65,500   Endo Pharmaceuticals Holdings        1,776(*)
                                                                           57,600   Shire PLC ADR                        3,490
HEALTH CARE (6.6%)                                                                                                   ---------
       24,400   Cooper Companies                     1,317                                                               5,266

See Notes to Schedule of Investments

                                                                         NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Regency Fund cont'd
-------------------------------------------
NUMBER OF SHARES                              MARKET VALUE(+)       NUMBER OF SHARES                              MARKET VALUE(+)
                                             ($000'S OMITTED)                                                    ($000'S OMITTED)
REAL ESTATE (7.2%)                                                     16,152,301   Neuberger Berman Securities
       95,400   Annaly Mortgage Management           1,334                            Lending Quality Fund, LLC         16,152(++)
       39,000   Colonial Properties Trust            1,909(E)                                                     -----------
       38,900   Developers Diversified Realty        2,520          TOTAL SHORT-TERM INVESTMENTS
       42,300   First Industrial Realty Trust        2,125          (COST $17,805)                                      17,805(#)
       64,300   iStar Financial                      3,009                                                        -----------
       44,600   Ryland Group                         2,353(E)       TOTAL INVESTMENTS (108.4%)
                                                ----------          (COST $165,923)                                    199,040(##)
                                                     3,250          Liabilities, less cash, receivables
RETAIL (5.0%)                                                         and other assets [(8.4%)]                        (15,498)
       72,200   Aeropostale, Inc.                    2,183(*)                                                       ----------
       90,600   Circuit City Stores                  2,261          TOTAL NET ASSETS (100.0%)                    $     183,542
       82,000   Hot Topic                            1,095(*)(E)                                                    ----------
       42,400   Ross Stores                          1,314
       82,300   TJX Cos.                             2,257
                                                ----------
                                                     9,110
SEMICONDUCTORS (1.7%)
       45,600   Avnet, Inc.                          1,130(*)
       47,900   International Rectifier              1,916(*)(E)
                                                ----------
                                                     3,046
SOFTWARE (4.1%)
      119,500   Activision, Inc.                     2,037(*)
       85,000   Check Point Software Technologies    1,946(*)(E)
       46,000   McAfee Inc.                          1,344(*)
      131,600   Take-Two Interactive Software        2,285(*)(E)
                                                ----------
                                                     7,612
TECHNOLOGY (1.4%)
       38,100   Lexmark International Group          2,628(*)

TELECOMMUNICATIONS (0.8%)
       40,300   Amdocs Ltd.                          1,554(*)

TRANSPORTATION (0.8%)
       35,200   Frontline Ltd. ADR                   1,256(E)
       11,175   Ship Finance International             249
                                                ----------
                                                     1,505
UTILITIES (2.6%)
       24,600   National Fuel Gas                      933
       65,400   TXU Corp.                            3,753
                                                ----------
                                                     4,686

TOTAL COMMON STOCKS                                181,235
(COST $148,118)                                 ----------

SHORT-TERM INVESTMENTS (9.7%)
    1,652,841   Neuberger Berman Prime Money
                  Fund Trust Class                   1,653(@)



See Notes to Schedule of Investments

                                                                         NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Socially Responsive Fund
------------------------------------------------
NUMBER OF SHARES                            MARKET VALUE(+)           NUMBER OF SHARES                            MARKET VALUE(+)
                                           ($000's OMITTED)                                                      ($000's OMITTED)
COMMON STOCKS (96.7%)                                                     423,350    Newfield Exploration              21,070(*)
                                                                                                                 ------------
AUTOMOTIVE (5.5%)
    432,000    BorgWarner, Inc.                  24,970                                                                28,010
    164,750    Toyota Motor ADR                  19,778(E)
                                           ------------               PHARMACEUTICAL (6.9%)
                                                 44,748                   487,025    Novartis AG ADR                   28,447
BANKING & FINANCIAL (7.4%)                                                357,950    Novo-Nordisk A/S Class B          27,631
    853,050    Bank of New York                  30,317                                                          ------------
    482,175    State Street                      29,958                                                                56,078
                                           ------------
                                                 60,275               TECHNOLOGY (3.5%)
BUSINESS SERVICES (2.9%)                                                  994,051    National Instruments              28,907
    336,350    Manpower Inc.                     23,881
                                                                      TECHNOLOGY - SEMICONDUCTOR (10.0%)
CABLE SYSTEMS (8.4%)                                                    2,166,500    Altera Corp.                      43,092(*)
    716,600    Comcast Corp. Class A                                    1,296,800    Texas Instruments                 38,320
                Special                          28,865(*)                                                       ------------
  1,054,161    Liberty Global Class A            28,431(*)                                                             81,412
    416,761    Liberty Global Class C            10,902(*)
                                           ------------               TECHNOLOGY - SEMICONDUCTOR CAPITAL EQUIPMENT (3.2%)
                                                 68,198                 1,740,900    Teradyne, Inc.                    25,939(*)

CONSUMER DISCRETIONARY (2.7%)                                         TRANSPORTATION (2.8%)
    378,325    Target Corp.                      21,977                   485,050    Canadian National Railway         22,831

CONSUMER STAPLES (1.2%)                                               UTILITIES (4.0%)
    190,975    Costco Wholesale                   9,980                 1,868,663    National Grid                     25,254
                                                                          107,218    National Grid ADR                  7,275(E)
ENERGY (1.9%)                                                                                                    ------------
    231,225    BP PLC ADR                        15,742                                                                32,529

FINANCIAL SERVICES (7.4%)                                             TOTAL COMMON STOCKS                             790,087
    638,625    Citigroup Inc.                    31,670               (COST $640,547)                            ------------
    249,600    Freddie Mac                       16,763
     62,500    Goldman Sachs Group               12,175               SHORT-TERM INVESTMENTS (2.8%)
                                           ------------                22,844,501    Neuberger Berman Securities
                                                 60,608                               Lending Quality Fund, LLC
                                                                                      (COST $22,845)                   22,845(#)(++)
HEALTH PRODUCTS & SERVICES (3.7%)
    617,600    UnitedHealth Group                30,312               PRINCIPAL AMOUNT
                                                                      REPURCHASE AGREEMENTS (2.6%)
INDUSTRIAL (7.1%)                                                      21,660,000    State Street Bank and Trust
    228,125    3M Co.                            18,583                              Co., Repurchase Agreement,
    543,650    Danaher Corp.                     39,752(E)                           4.98%, due 12/1/06, dated
                                           ------------                              11/30/06, Maturity Value
                                                 58,335                              $21,662,996, Collateralized
                                                                                     by $22,010,000 Freddie Mac,
INSURANCE (5.6%)                                                                     4.90%, due 3/5/07
    461,050    Progressive Corp.                 10,397                              (Collateral Value
    871,050    Willis Group Holdings             35,068                              $22,312,417)
                                           ------------                              (COST $21,660)                    21,660(#)
                                                 45,465                                                          ------------

LIFE SCIENCE TOOLS & SUPPLIES (2.0%)                                  CERTIFICATES OF DEPOSIT (0.1%)
    244,225    Millipore Corp.                   16,707(*)                100,000    Community Capital Bank,
                                                                                      4.45%, due 12/31/06                 100
MEDIA (7.1%)                                                              100,000    Self Help Credit Union,
    780,650    E.W. Scripps                      38,142                               4.63%, due 02/16/07                 100
    879,201    Liberty Media Holding                                      100,000    Shorebank Chicago, 4.55 %,
                Interactive Class A              20,011(*)                            due 01/30/07                        100
                                           ------------                   100,000    Shorebank Pacific, 4.33%,
                                                 58,153                               due 2/2/07                          100
                                                                                                                 ------------
OIL & GAS (3.4%)
    184,519    Cimarex Energy                     6,940               TOTAL CERTIFICATES OF DEPOSIT
                                                                      (COST $400)                                         400(#)
                                                                                                                 ------------




See Notes to Schedule of Investments

                     NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS Socially Responsive Fund cont'd
-------------------------------------------------------

[TOTAL INVESTMENTS (102.2%)
(COST $685,452)                                 834,992(##)
Liabilities, less cash, receivables and
 other assets [(2.2%)]                          (18,043)
                                           ------------

TOTAL NET ASSETS (100.0%)                  $    816,949
                                           ------------




See Notes to Schedule of Investments

                     NEUBERGER BERMAN EQUITY FUNDS NOVEMBER 30, 2006 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investments in equity securities by each fund are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices, with the exception of securities held by Neuberger Berman International Fund ("International"), Neuberger Berman International Institutional Fund ("International Institutional") and Neuberger Berman International Large Cap ("International Large Cap"), which are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the funds at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The funds value all other securities including securities for which the necessary last sale, asked and/or bid prices are not readily available, by methods the Board of Trustees of Neuberger Berman Equity Funds (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the funds' foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)   At cost, which approximates market value.

(##) At November 30, 2006, selected fund information on a U.S. federal income tax basis was as follows:

(000'S OMITTED)                                              GROSS                   GROSS
NEUBERGER BERMAN                                        UNREALIZED              UNREALIZED              NET UNREALIZED
                                      COST            APPRECIATION            DEPRECIATION                APPRECIATION
ALL CAP GROWTH FUND                 $5,218                    $556                     $51                        $505
CENTURY FUND                         9,250                   1,626                      72                       1,554
EQUITY INCOME FUND                   4,999                     145                      13                         132
FASCIANO FUND                      499,490                 130,062                   9,536                     120,526
FOCUS FUND                         919,188                 350,742                   4,848                     345,894
GENESIS FUND                     6,913,795               4,024,587                  91,192                   3,933,395
GUARDIAN FUND                    1,252,666                 444,949                   4,344                     440,605
INTERNATIONAL FUND               1,553,973                 301,183                  45,487                     255,696
INTERNATIONAL INSTITUTIONAL FUND   748,951                  99,558                  18,749                      80,809
INTERNATIONAL LARGE CAP FUND        47,824                   2,550                      88                       2,462
MANHATTAN FUND                     308,139                 136,020                   2,264                     133,756
MILLENNIUM FUND                     46,742                   9,901                     194                       9,707
PARTNERS FUND                    3,671,552                 952,778                  25,922                     926,856
PREMIER ANALYSTS FUND                5,015                     218                      26                         192
PREMIER DIVIDEND FUND                5,085                     117                      33                          84
PREMIER ENERGY FUND                  5,031                     433                       1                         432
REAL ESTATE FUND                    94,167                  22,878                       -                      22,878
REGENCY FUND                       166,399                  34,251                   1,610                      32,641
SOCIALLY RESPONSIVE FUND           685,627                 151,843                   2,478                     149,365

(*)   Security did not produce income during the last twelve months.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At November 30, 2006, these securities amounted to $4,004,000 or 0.1% of net assets for Genesis, $9,436,000 or 0.6% of net assets for International and $2,700,000 or 0.4% of net assets for International Institutional.


For information on the funds' significant account policies, please refer to the funds' most recent annual financial statements.

(N) Restricted security subject to restrictions on resale under federal securities laws. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. Each fund will bear any costs incurred in connection with the disposition of such securities. These securities have been deemed by the investment manager to be liquid. The list below does not include securities eligible for sale to qualified institutional buyers under Rule 144A, which may also be deemed to be restricted.



------------------------------------------------------------------------------------------------------------------------------------
                                                                                 ACQUISITION                                   VALUE
                                                                                        COST                              PERCENTAGE
 (000'S OMITTED)        RESTRICTED  ACQUISITION      ACQUISITION                  PERCENTAGE          VALUE                OF FUND'S
NEUBERGER BERMAN        SECURITIES         DATE             COST                   OF FUND'S          AS OF            NET ASSETS AS
                                                                               NET ASSETS AS   NOVEMBER 30,              OF NOVEMBER
                                                                              OF ACQUISITION           2006                 30, 2006
                                                                                        DATE
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND     Great          1/24/2006          3,387                      0.27           1,882              0.12%
                       Canadian
                       Gaming
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL          Great          1/24/2006            96                       0.03             54               0.01
INSTITUTIONAL FUND     Canadian
                       Gaming
------------------------------------------------------------------------------------------------------------------------------------


(E)   All or a portion of this security is on loan.

(^)   Affiliated issuer.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the fund and because, at times, the fund may own 5% or more of the outstanding voting securities of Prime Money.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the fund.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2006.

(^^)  Not rated by a nationally recognized statistical rating organization.

For information on the funds' significant account policies, please refer to the funds' most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds


By: /s/ Peter E. Sundman
    ----------------------------
     Peter E. Sundman
     Chief Executive Officer

Date: January 25, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Peter E. Sundman
    ----------------------------
     Peter E. Sundman
     Chief Executive Officer

Date: January 25, 2007


By: /s/ John M. McGovern
    ----------------------------
     John M. McGovern
     Treasurer and Principal Financial
      and Accounting Officer

Date: January 25, 2007